As filed with the Securities and Exchange Commission on September 8, 2000

                                                              File Nos. 2-90518
                                                                       811-4006
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM N-1A

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 42

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                               AMENDMENT NO. 43

                              CITIFUNDS TRUST I*
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                388 Greenwich Street, New York, New York 10013
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

          REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: [** **]

                               Robert I. Frenkel
                             388 Greenwich Street
                           New York, New York 10013
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPY TO:
                                ROGER P. JOSEPH
                     BINGHAM DANA LLP, 150 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110

It is proposed that this filing will become effective on November , 2000 pursuant to paragraph (a) of Rule 485.


---------------------------------
* This filing relates only to the series of the Trust designated as Citi FORTUNE 500 Index Fund and Citi FORTUNE e-50 Index Fund (formerly referred to as Citi S&P 500 Index Portfolio and Citi All Markets Index Portfolio, respectively).

                               Explanatory Note

     This filing relates only to the series of CitiFunds Trust I designated as Citi FORTUNE 500 Index Fund and Citi FORTUNE e-50 Index Fund (formerly referred to as Citi S&P 500 Index Portfolio and Citi All Markets Index Portfolio, respectively). Each of Citi FORTUNE 500 Index Fund and Citi FORTUNE e-50 Index Fund offers two classes of shares, the Citi Index shares and the Smith Barney Index shares (formerly referred to as the Class A shares and Class D shares, respectively).


                                                                     PROSPECTUS
                                                             NOVEMBER ___, 2000

Citi FORTUNE 500 Index Fund

Citi FORTUNE e-50 Index Fund




Citi FORTUNE 500 Index Shares and
Smith Barney FORTUNE 500 Index Shares
Citi FORTUNE e-50 Index Shares and
Smith Barney FORTUNE e-50 Index Shares






















The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

THE FUNDS......................................................................
    INDEXING...................................................................
    CITI FORTUNE 500 INDEX FUND................................................
    CITI FORTUNE e-50 INDEX FUND...............................................

YOUR ACCOUNT...................................................................
    HOW TO BUY SHARES..........................................................
    CITITRADE INVESTING........................................................
    HOW THE PRICE OF YOUR SHARES IS CALCULATED.................................
    HOW TO SELL SHARES.........................................................
    EXCHANGES..................................................................
    DIVIDENDS..................................................................
    TAX MATTERS................................................................

MANAGEMENT OF THE FUNDS........................................................
    MANAGER....................................................................
    DISTRIBUTION ARRANGEMENTS..................................................

APPENDIX.......................................................................

THE FUNDS


INDEXING

The Funds in this Prospectus share the same basic investment strategy. They are designed to track the performance of a stock market index.

This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager looks to an index to determine which securities the Fund should own. Instead of trying to outperform the market or segment it tracks, each Fund tries to provide investment results that match, as closely as possible, the performance of its Index. And if the securities contained in a Fund's Index are losing value or are downgraded by investment analysts, the Fund will continue to purchase and hold those securities, even if the Fund loses money as a result.

The Funds may use replication or sampling techniques to track the performance of their Indexes. Replication involves a Fund holding each security in its Index in the same proportion as the security appears in the Index. Sampling techniques involve investing in a smaller number of securities included in the Index that are selected to resemble the Index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield or other characteristics. A Fund may also purchase and sell securities in anticipation of additions or deletions to its Index.

Each of the Funds attempts to achieve, in rising and falling markets, a correlation of at least [95%] between the total return of its net assets before fees and expenses and its respective Index. Of course, like most index funds, there is no guarantee that a Fund will be able to achieve or maintain this level of correlation. And, like other mutual funds, a Fund will have operating expenses that affect the Fund's ability to track its Index.

The Funds may use derivatives to track the performance of their Indexes. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indexes or rates. The Funds might use derivatives to simulate full investment in the Fund's Index while maintaining sufficient liquidity to satisfy redemptions and operating expenses, to facilitate trading in the securities of companies that comprise the Index, to reduce transaction costs or to seek higher investment returns when a contract is priced more attractively than the securities comprising the Fund's Index.

Because the composition of an Index tends to be comparatively stable, index funds historically have experienced lower portfolio turnover than actively managed funds.

CITISM  FORTUNE 500(R) INDEX FUND

THE FUND'S GOAL IS TO PROVIDE INVESTMENT RESULTS THAT, BEFORE FEES AND EXPENSES, CORRESPOND TO THE PERFORMANCE OF THE FORTUNE 500 INDEX.

THE INDEX

The FORTUNE 500 Index is a capitalization-weighted index that tracks the price-only and total rate of return performance of a subset of the annual FORTUNE 500 List of the largest companies in the United States ranked on the basis of total operating revenue. As of June 19, 2000, the Index consisted of 433 companies representing 438 issues. The number of companies and listed issues that comprise the Index will vary over time. The Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

PRINCIPAL STRATEGIES

KEY INVESTMENTS. The FORTUNE 500 Index Fund may use replication or sampling techniques to track the performance of the FORTUNE 500 Index. The Fund invests at least 80% of its assets in common stocks included in the Index. The Fund also may enter into repurchase agreements, lend portfolio securities and use certain types of derivative instruments to help implement its goal.

SELECTION PROCESS. The FORTUNE 500 Index Fund is managed as a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the investment performance of the Index as closely as possible by adjusting the Fund's portfolio daily to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

WHO MAY WANT TO INVEST

The FORTUNE 500 Index Fund may be an appropriate investment if you:

o Are seeking to participate in the long-term growth potential of U.S. large capitalization stocks
o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
o   Are willing to accept the risks of the stock market

PRINCIPAL RISKS

As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust



------------------
Citi is a service mark of Citicorp.

their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. If the Fund uses a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

NON-DIVERSIFICATION. The fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

MORE ON THE FUND'S INVESTMENTS AND RISKS

MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

INVESTMENT STRUCTURE. The FORTUNE 500 Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

CHANGE OF INDEX. The Fund may, in the future, track the performance of a different stock market index. Shareholders will be notified if the Fund tracks a different index.

FUND PERFORMANCE

Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Citi FORTUNE 500 Index Shares or Smith Barney FORTUNE 500 Index Shares.


--------------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------------
SHAREHOLDER FEES                                          Citi Index     Smith Barney
fees paid directly from your investment                     shares       Index shares

ANNUAL OPERATING EXPENSES (% of average net assets)
expenses deducted from Fund assets
--------------------------------------------------------------------------------------
Management fees                                              0.34%         0.34%
Distribution (12b-1) fees                                    None          0.20%
Other expenses(1)                                            0.09%         0.09%
Total annual operating expenses                              0.43%         0.63%

(1) Based on estimated expenses for the fiscal year ending December 31, 2000. Even if actual other expenses exceed this amount, management has agreed to cap the Fund's other expenses at 0.09%. This cap is voluntary and may be modified or terminated at any time.

--------------------------------------------------------------------------------
Expenses on a $10,000 investment
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

   o  you invest $10,000 in the Fund for the time periods indicated;

   o  you reinvest all dividends;

   o  you then sell all of your shares at the end of those periods;

   o your investment has a 5% return each year - the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

   o the Fund's operating expenses as shown in the table remain the same - the example reflects the cap on operating expenses.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR            3 YEARS
-----------------------------------------------------------------
CITI FORTUNE 500 INDEX SHARES           $44               $138

SMITH BARNEY FORTUNE 500
  INDEX SHARES                          $64               $202

MORE ABOUT THE INDEX

The FORTUNE 500 Index is a capitalizationweighted Index that tracks the price-only and total return performance of an investable subset of the annual FORTUNE 500 List of the largest companies in the U.S. on the basis of total operating revenue. The Index was first calculated on a real-time basis by FORTUNE in December 1999. At $11.4 trillion as of June 19, 2000, the market capitalization of the Index represents 69.5% of the market valuation of shares listed on the New York Stock Exchange (the NYSE), the American Stock Exchange (the AMEX) and The Nasdaq National Market (the Nasdaq), combined.

Index policies and procedures are established by the FORTUNE Index Committee from time to time and address eligibility standards, stock selection, Index-calculation methodology, scheduling, and pre-announcement of Index adjustments, and the specific handling of Index adjustments in the context of various corporate actions.

The administration of the FORTUNE 500 Index includes dealing with stock additions, deletions, or corporate actions - including stock splits, rights offerings, share issuances or repurchases, special cash dividends, stock dividends, spin-offs, and corporate mergers.

The FORTUNE 500 List, on which the FORTUNE 500 Index is predicated, is compiled each year based on the latest financial data reported to a government agency through January 31 of the year in which the FORTUNE 500 List is compiled. Only domestic, U.S.-based companies that are not majorityowned by another company qualify for inclusion in the FORTUNE 500 List. The List is compiled on the basis of the following criteria:

    1. Total operating revenue, determined on the basis of a company's latest fiscal year. Revenues are as reported, including revenues from discontinued operations when they are published (except when the divested company's revenues equal 50% or more of the surviving company's revenues on an annualized basis). The revenues for commercial banks and savings institutions are interest and noninterest revenues. Such figures for insurance companies include premium and annuity income, investment income, and capital gains or losses, but exclude deposits. Revenue figures for all companies include consolidated subsidiaries and exclude excise taxes.

    2. Companies must file an Annual Report to Shareholders (a Form 10K). Private companies and cooperatives that produce a Form 10K are included, while subsidiaries of foreign companies incorporated in the U.S. are excluded. Mutual insurance companies qualify, as their statutory reports are deemed equivalent to a Form 10K.

    The FORTUNE 500 Index consists of the subset of companies, and their publicly listed shares, that are selected from the FORTUNE 500 List on the basis of the following additional guidelines:

    1.   A company's stock must be traded on the NYSE, AMEX, or Nasdaq.

    2. A company's daily closing share price must be equal to or in excess of $5.00 during a period of 25 consecutive trading days preceding initial inclusion.

    3. A company's shares must evidence a minimum average daily trading volume of 100,000 shares during a period of 25 consecutive trading days preceding initial inclusion.

    4. A company's shares must have a minimum market capitalization equal to or in excess of $100 million at the time of inclusion.

Tracking stocks with separate listings are eligible for inclusion in the Index.

The FORTUNE Index Committee also reserves the authority to periodically modify any of these eligibility standards or other rules with respect to the FORTUNE 500 Index.

Performance for the FORTUNE 500 Index is not presented because the Index has been calculated on a real-time basis only since December 1999.

FORTUNE 500 is a trademark of Time Inc., used under license. The FORTUNE 500 Index is licensed for use by SSB Citi Fund Management LLC (SSB Citi) in connection with the Citi FORTUNE 500 Index Fund. Neither the Fund nor the shares of the Fund have been passed on by FORTUNE, a division of Time Inc., for suitability for a particular use. Neither the Fund nor the shares are sponsored, endorsed, sold or promoted by FORTUNE. FORTUNE makes no representation or warranty regarding the advisability of investing in the Fund or the shares. FORTUNE makes no representation or warranty and bears no liability with respect to the Fund, the shares or the use of the Index. FORTUNE makes no guarantee or representation or warranty as to the accuracy and/or completeness of the Index or the data included therein or the results to be obtained from the use thereof. The Index is determined and calculated by FORTUNE without regard to SSB Citi, the Fund or the shares.

CITISM  FORTUNE E-50TM INDEX FUND

THE FUND'S GOAL IS TO PROVIDE INVESTMENT RESULTS THAT, BEFORE FEES AND EXPENSES, CORRESPOND TO THE PERFORMANCE OF THE FORTUNE E-50 INDEX.

THE INDEX

The FORTUNE e-50 Index is a modified capitalization-weighted index that tracks the price-only and total rate of return performance of 50 U.S. publicly-traded securities selected from the following sub-sectors of the Internet economy:

o  E-companies
o  Internet Communications Companies
o  Internet Hardware Companies
o  Internet Software and Services Companies

The Index includes companies whose principal operations are in the U.S. and whose shares are traded on the Nasdaq, NYSE or AMEX. Generally, FORTUNE will only consider stocks to be included in the Index if they have a trading history of at least six months on these markets but in no event shorter than three months. To be included in the Index, a company must generate a minimum of 10% of its total revenues from Internet activities. In selecting stocks for the Index, FORTUNE considers, among other factors, the largest companies that operate in the Internet economy based on total revenue, and chooses companies that, in its opinion, best represent the Internet economy. The number of Index components and the identification of the four principal Internet sub-sectors may change over time.

The FORTUNE e-50 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

PRINCIPAL STRATEGIES

KEY INVESTMENTS. The Fund seeks to achieve its investment goal by investing substantially all of its assets in the stocks that comprise the FORTUNE e-50 Index and in derivatives based on the performance of the Index or the market sector represented by the Index. Normally, the Fund invests at least 80% of its assets in securities of companies included in the Index and in derivatives based on the performance of the Index or the market sector represented by the Index.

The Fund's derivatives and investment techniques may include buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the FORTUNE e-50 Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

SELECTION PROCESS. The FORTUNE e-50 Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to reflect the companies included in the Index and their weightings. Like most index funds, the Fund will not mirror the Index exactly



-------------------
Citi is a service mark of Citicorp.

because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.


WHO MAY WANT TO INVEST

The Fund may be an appropriate investment if you:
   o Are seeking to participate in the long-term growth potential of Internet stocks
   o Are seeking capital appreciation and can tolerate significant short-term volatility
   o  Are comfortable with the risks of the stock market
   o Currently have exposure to the stock market and can tolerate concentrated investment in a single market sector.

PRINCIPAL RISKS

As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

SECTOR INVESTING RISK. The Fund's investment performance will be closely tied to the performance of the Internet sector. Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect the Internet sector and the securities of companies in that sector could react similarly to these or other developments. Internet companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. The Internet sector may be subject to greater governmental regulation than many other areas, and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on the sector. The performance of the Internet sector may differ in direction and degree from that of the overall stock market.

NON-DIVERSIFICATION AND CONCENTRATION. The Fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the Fund concentrates its assets in fewer issuers, the Fund will be more susceptible to negative events affecting those issuers. Also, the Fund's investments are concentrated in a particular sector of the economy. This means that the Fund's investments are not as diversified as most mutual funds, and far less diversified than the broad securities markets. The Fund's share price is likely to be more volatile than those of other mutual funds, and the value of your investment in the Fund may rise or fall rapidly.

INDEX INVESTING RISK. Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance.

MARKET RISK. The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individual securities; an adverse event, such as an unfavorable earnings report, negatively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the contract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

FOREIGN SECURITIES. The Fund may purchase common stocks of the foreign companies included in the Index, if any. These securities are publicly traded on the NYSE, AMEX or Nasdaq. The Fund may be exposed to the risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors.

SMALLER COMPANIES. The Fund's investments may include smaller capitalization companies whose stocks tend to have more price volatility than larger companies.

MORE ON THE FUND'S INVESTMENTS AND RISKS

MONEY MARKET INSTRUMENTS. The Fund may invest temporarily in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

SECURITIES LENDING. If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent securities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

INVESTMENT STRUCTURE. The FORTUNE e-50 Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

CHANGE OF INDEX. The Fund may, in the future, track the performance of a different stock market index. Shareholders will be notified if the Fund tracks a different index.

FUND PERFORMANCE

Because the Fund is a new fund, performance information for the Fund is not included in this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Citi FORTUNE 500 Index Shares or Smith Barney FORTUNE e-50 Index Shares.



------------------------------------------------------------------------------------------------
Fee Table
------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                              Smith Barney
fees paid directly from your investment                   Citi Index shares   Index shares
------------------------------------------------------------------------------------------------
Redemption fee paid to the Fund, charged only on shares
you sell within 180 days of buying them                         0.75%               0.75%
------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (% of average net assets)
expenses deducted from Fund assets
------------------------------------------------------------------------------------------------
Management fees                                                 0.50%               0.50%
Distribution (12b-1) fees                                       None                0.20%
Other expenses(1)                                               0.25%               0.25%
Total annual operating expenses                                 0.75%               0.95%


(1) Based on estimated expenses for the fiscal year ending December 31, 2000. Even if actual other expenses exceed this amount, management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

--------------------------------------------------------------------------------
Expenses on a $10,000 investment
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

   o  you invest $10,000 in the Fund for the time periods indicated;

   o  you reinvest all dividends;

   o  you then sell all of your shares at the end of those periods;

   o your investment has a 5% return each year - the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

   o the Fund's operating expenses as shown in the table remain the same - the example does not include voluntary fee caps.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 YEAR       3 YEARS
CITI FORTUNE E-50 INDEX SHARES                            $77          $240

SMITH BARNEY FORTUNE E-50 INDEX SHARES                    $97          $303

MORE ABOUT THE INDEX

The FORTUNE e-50 Index currently includes 50 companies selected from the following subsectors: E-Companies, Internet Communications Companies, Internet Hardware Companies, and Internet Software and Services Companies. These companies are listed on the NYSE, AMEX or Nasdaq. The Index was first calculated on a real-time basis by FORTUNE in December 1999.

Index policies and procedures are established by the FORTUNE Index Committee from time to time and address eligibility standards, stock selection, Index-calculation methodology, scheduling, and pre-announcement of Index adjustments, and the specific handling of Index adjustments in the context of various corporate actions.

The administration of the FORTUNE e-50 Index includes dealing with stock additions, deletions, or corporate actions - including stock splits, rights offerings, share issuances or repurchases, special cash dividends, stock dividends, spin-offs, and corporate mergers.

To be eligible for Index inclusion, a company must generate a minimum of 10% of its total revenues from Internet activities. The number of Index components and the identification of the four principal Internet subsectors, among other factors, may change over time, but no such change is currently anticipated.

Issuers must have principal operations in the U.S., and component stocks must be duly U.S. registered or be subject to the ordinary reporting requirements of U.S.-registered securities. ADRs, foreign securities, and global shares are ordinarily ineligible for inclusion.

All Index components must be listed for trading on the NYSE, Amex or Nasdaq. Generally, FORTUNE will only consider stocks for Index inclusion if they have a trading history of at least six months on one of these marketplaces. However, if the trading history of a stock is shorter than six months but no shorter than three months, FORTUNE may still determine to include the stock in the Index if it would otherwise meet the initial inclusion requirements. Index components must meet the following minimum price-level, trading-volume and market-value requirements. For initial inclusion in the Index, a stock must have had a minimum $5.00 daily closing price during the 25 days preceding initial inclusion, a minimum average daily trading volume of 100,000 shares during the 25 days preceding initial inclusion, and a minimum $100 million market value during the 25 days preceding initial inclusion.

Selections are made by the FORTUNE Index Committee. Generally, the FORTUNE Index Committee chooses those companies that it believes best represent the Internet economy. In making its selection decisions, the FORTUNE Index Committee considers the largest companies that operate in the Internet economy based on total revenues as reported in recent filings with the SEC. The FORTUNE Index Committee may also consider other factors, such as trading on the U.S. options markets.

Once included in the Index, a component stock will generally remain in the Index unless it falls below a price level of $5.00 per share, a daily trading volume of 100,000 shares, and/or a total market capitalization of $100 million for 25 consecutive trading days, in which case such stock will ordinarily be removed from the Index.

These stated eligibility requirements notwithstanding, the FORTUNE Index Committee reserves the authority to add one or more Index-eligible stocks at any time or to remove one or more component stocks at any time if it believes such stock(s) no longer provide(s) adequate representation of the Internet economy or no longer maintain(s) the quality and/or character of the Index. In the case of a stock removal, the FORTUNE Index Committee may choose to replace such stock with an Index-eligible stock at any time but is not required to do so.

The FORTUNE Index Committee maintains a proprietary list of publicly traded companies determined to be operating in the Internet economy. This proprietary list serves as the basis for an information and trading market database, which is used for ongoing monitoring and screening purposes. Stocks in the database include current Index component stocks, otherwise-eligible non-Index stocks, and other stocks in the Internet economy that are not currently eligible for Index inclusion. From among the otherwise-eligible non-Index stocks, the FORTUNE Index Committee identifies the leading potential replacement stocks in each of the four principal Internet subsectors and assigns a priority ranking for the order in which such stocks would enter the Index as necessary.

Performance for the FORTUNE e-50 Index is not presented because this Index has been calculated on a real-time basis only since December 1999.

FORTUNE e-50 is a trademark of Time Inc., used under license. The FORTUNE e-50 Index is licensed for use by SSB Citi Fund Management LLC (SSB Citi) in connection with the Citi FORTUNE e-50 Fund. Neither the Fund nor the shares of the Fund have been passed on by FORTUNE, a division of Time Inc., for suitability for a particular use. Neither the Fund nor the shares are sponsored, endorsed, sold or promoted by FORTUNE. FORTUNE makes no representation or warranty regarding the advisability of investing in the Fund or the shares. FORTUNE makes no representation or warranty and bears no liability with respect to the Fund, the shares or the use of the Index. FORTUNE makes no guarantee or representation or warranty as to the accuracy and/or completeness of the Index or the data included therein or the results to be obtained from the use thereof. The Index is determined and calculated by FORTUNE without regard to SSB Citi, the Fund or the shares.

YOUR ACCOUNT

HOW TO BUY SHARES

Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor or a broker-dealer, financial intermediary, financial institution, or the distributor's financial consultants (each called a Service Agent) that has entered into a sales or service agreement with the distributor concerning the Funds. Please call 1-800-995-0134 for information. You may also purchase Citi Index shares directly from a Fund by calling the Fund's sub-transfer agent at 1-800-995-0134 between the hours of 8:00 a.m. and 4:00 p.m. You may purchase Smith Barney Index shares directly from a Fund, if you will own or hold your shares through a qualified retirement plan or are another investor eligible to buy shares directly from the Fund, by writing the transfer agent. For more information, call the Fund's transfer agent. Please specify whether you are purchasing Citi Index or Smith Barney Index shares. If you fail to specify, your order will be rejected.

The Funds do not, but your Service Agent may, impose a minimum initial or subsequent investment requirement. Your Service agent may charge you an annual account maintenance fee.

Shares are purchased at net asset value the next time it is calculated after your order is received in proper form by the Fund. Each Fund has the right to reject any purchase order or cease offering Fund shares at any time.

To complete a purchase transaction, you must have sufficient funds in your account. If you transfer funds by check, the funds will not be available in your account until the check clears.

If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund's sub-transfer agent.

Each Fund has Systematic Investment Plans which allow you to automatically invest a specific dollar amount in your account on a periodic basis. For more information, please contact the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI[2484] for more information.

CITITRADER INVESTING

Citi Index shares may be purchased through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.mycititrade.com, or call a Cititrade account representative at 1-888-663-CITI[2484].

Once you open your Cititrade Account, you will be subject to the general account requirements of the Cititrade Program, as described in the Cititrade account application, and will have access to all the electronic financial services made available from time to time over the Internet by the Cititrade Program. This prospectus is readily available for viewing and printing on the Cititrade website. Please note that www.mycititrade.com is an inactive textual reference only, meaning that the information contained on the website is not part of this prospectus and is not incorporated herein by reference.

Investors who have established an account with Cititrade may receive shareholder information about the Fund they invest in electronically, unless they otherwise request to receive the information in paper format. Shareholder information includes prospectuses, financial reports, confirmations, proxy solicitations and financial statements. Cititrade shareholders may also receive other Fund-related correspondence through their e-mail account.

You may incur costs imposed by your Internet service provider for on-line access to shareholder documents and maintaining an e-mail account. The Funds reserve the right to deliver paper-based documents to investors in certain circumstances, at no cost to you.

HOW THE PRICE OF YOUR SHARES IS CALCULATED

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Each Fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for Citi Index and Smith Barney Index shares. Each Fund calculates its net asset value every day the NYSE is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the Statement of Additional Information.

When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a Fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Funds' Board of Trustees. Each Fund that uses fair value to price securities may value those securities higher or lower than another Fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a Fund could change on days when you cannot buy or redeem shares.

HOW TO SELL SHARES

You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If you own Citi Index shares and your account application permits, you may also make redemption requests by telephone.

If you own Smith Barney Index shares and you do not have a brokerage account, you may be eligible to make redemption requests (except for shares held in retirement plans) in amounts of up to $10,000 per day through the Fund. You must complete an authorization form to authorize telephone redemptions. Call the transfer agent at [1800-451-2000] between 9 a.m. and 4 pm Eastern Time), Monday through Friday to make such a telephone redemption.

Cititrade customers may redeem shares by contacting a Cititrade account representative at 1888-663-CITI[2484].

All redemption requests must be in proper form, as determined by the transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' transfer agent. For your protection, the Funds may request documentation for large redemptions or other unusual activity in your account. The Funds will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information for your account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Each Fund has a Withdrawal Plan which allows you to automatically withdraw a specific dollar amount from your account without a redemption fee on a regular basis. You must have at least $10,000 (or $5,000 in the case of Smith Barney Index shares held in retirement plans) in your account to participate in this program. If you own Smith Barney Index shares and you wish to participate in a Withdrawal Plan, all of your dividends and distributions must be reinvested. For more information, please contact the Funds' sub-transfer agent at 1-800-995-0134 if you hold Citi Index shares or, if you hold your shares through a Service Agent, your Service Agent, otherwise consult the Statement of Additional Information. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484] for more information.

The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received in proper form by the Fund. Fund shares are redeemed without a sales charge, but your redemption may be subject to a redemption fee. As indicated in its fee table, the FORTUNE e-50 Index Fund charges a redemption fee, payable to the Fund, on the sale or exchange of any shares that have been held for less than 180 days. In attempting to minimize this fee, the Fund will first sell any shares in your account that are not subject to the fee. If you own your shares through a 401(k) plan or an IRA account, you will not be charged a fee when you redeem your shares, unless otherwise provided by the terms of your plan or account. The Fund reserves the right to change the redemption fee criteria.

If you own Citi Index shares, your account will be credited with your redemption proceeds in federal funds normally on the third business day after you sell your shares but, in any event, within seven days. If you own Smith Barney Index shares and you have a brokerage account, your redemption proceeds will be placed in your account within three business days after your request to redeem shares is received; in all other cases, your redemption proceeds will be paid by check mailed to your address of record within three business days after your request to redeem shares is received. Your redemption proceeds may be delayed for up to ten days in the case of Citi Index shares or fifteen days in the case of Smith Barney Index shares if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the NYSE is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. Each Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. Each Fund may suspend telephone transactions. You should be aware that you may have to pay taxes on your redemption proceeds.

Your account balance with a Fund may be subject to a $500 minimum. If so, the Fund reserves the right to close your account if it falls below $500 because of redemptions. You will have 60 days to make an additional investment. If you do not increase your balance, a Fund may close your account and send the proceeds to you. Your shares will be sold at NAV on the day your account was closed.

EXCHANGES

Citi Index shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds. Smith Barney Index shares may be exchanged for Smith Barney Index shares of any other funds provided that you meet the minimum investment amount required by that fund. If you own Smith Barney Index shares, you may also exchange shares for shares of other classes if you are participating in certain fee based advisory programs or employer-sponsored retirement plans. Please contact your Salomon Smith Barney Financial Consultant or your dealer representative for more information. If the Fund shares you are exchanging were held for less than 180 days, your Fund may charge a redemption fee as set forth in the Fund's fee table. You may place exchange orders through the transfer agent, in the case of Citi Index shares, or the subtransfer agent, in the case of Smith Barney Index shares, or, if you hold your shares through a Service Agent, through your Service Agent. If you own Citi Index shares, you may place exchange orders by telephone if your account application permits. If you own Smith Barney Index shares and you do not have a brokerage account, you may be eligible to exchange shares through the Fund by telephone. You must complete an authorization form to authorize telephone transfers. The transfer agent or your Service Agent can provide you with more information.

Cititrade customers may exchange Fund shares by contacting a Cititrade account representative at 1-888-663-CITI [2484].

There is no sales charge on Fund shares you get through an exchange.

The exchange privilege may be changed or terminated at any time in the case of Citi Index shares. If you own Smith Barney Index shares, the Funds may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. You should be aware that you may have to pay taxes on your exchange.

SHARE CERTIFICATES

Each of the Funds issues share certificates to investors in the Smith Barney Index shares upon written request signed by all registered owners made to the sub-transfer agent.

If you hold share certificates, the transfer agent must receive the certificates, endorsed for transfer or with signed stock powers, before an exchange or redemption of the shares will become effective. In addition, if you hold share certificates you cannot participate in the Withdrawal Plans with respect to those shares.

DIVIDENDS

Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares of the same class of shares that you hold.

Each Fund generally pays dividends, if any, and makes capital gains distributions, if any, once a year, typically in December. Each Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax. Each Fund expects distributions to be primarily from capital gains.

TAX MATTERS

This discussion of taxes is very general. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: You will normally have to pay federal income taxes on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by a Fund as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December. Each year the Funds will make available to you a report of your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions will reduce a Fund's net asset value per share. As a result, if you buy shares just before a Fund makes a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

MANAGEMENT OF THE FUNDS

MANAGER

SSB Citi supervises the overall management of each Fund. SSB Citi is responsible for recommending the hiring, termination or replacement of any subadviser and for supervising and monitoring the performance of any subadviser. State Street Bank and Trust Company (State Street), through its State Street Global Advisors division, serves as the subadviser to the Funds. As of December 31, 1999, State Street managed approximately $672 billion in assets. State Street's principal address is Two International Place, Boston, Massachusetts 02110.

MANAGEMENT FEES. Each Fund pays SSB Citi and the subadviser an aggregate management fee at the annual rates noted below:

     -------------------------------------------------------------------
                                            FEE, AS PERCENTAGE OF
                  FUND                    AVERAGE DAILY NET ASSETS

     -------------------------------------------------------------------
     FORTUNE 500 Index Fund                         0.34%
     -------------------------------------------------------------------
     FORTUNE e-50 Index Fund                        0.50%
     -------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS

The Funds offer two classes of shares, Citi Index shares and Smith Barney Index shares. These classes have different expense levels. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Citi Index shares.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. SSB Citi or an affiliate may make similar payments under similar arrangements.

APPENDIX

Neither the Citi FORTUNE 500 Index Fund nor the Citi FORTUNE e-50 Index Fund, nor the shares of the Funds (the Shares) are sponsored, endorsed, sold or promoted by FORTUNE. FORTUNE makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of either the FORTUNE 500 Index or the FORTUNE e-50 Index to track general stock market performance. FORTUNE's only relationship to SSB Citi or the Funds is the licensing of certain trademarks of FORTUNE and the FORTUNE 500 Index and FORTUNE e-50 Index, which are determined, compiled and calculated by FORTUNE without regard to SSB Citi, the Funds or the Shares. FORTUNE has no obligation to take the needs of SSB Citi or the owners of the Funds into consideration in determining, compiling or calculating the FORTUNE 500 Index or the FORTUNE e-50 Index. FORTUNE is not responsible for and has not participated in any determination or calculation made with respect to issuance, sale or redemption of the Shares. FORTUNE has no obligation or liability in connection with the Funds or the Shares, including but not limited to, the creating, promoting, marketing, selling, redeeming or managing of the Funds or the Shares.

FORTUNE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FORTUNE 500 INDEX OR THE FORTUNE E-50 INDEX OR ANY DATA INCLUDED THEREIN. FORTUNE MAKES NO WARRANTY, EXPRESS OF IMPLIED, AS TO RESULTS TO BE OBTAINED BY SSB CITI, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE FORTUNE 500 INDEX OR THE FORTUNE E-50 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. FORTUNE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE FORTUNE 500 INDEX OR THE FORTUNE E-50 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FORTUNE HAVE ANY LIABILITY FOR ANY DAMAGES, INCLUDING BUT NOT LIMITED TO, SPECIAL PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about a Fund's investments is included in the Fund's Annual and Semi-Annual Reports to Shareholders, once available. In a Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

The Annual and Semi-Annual Reports for a Fund list its portfolio holdings and describe its performance.

To obtain free copies of the Funds' SAI and the Funds' Annual and Semi-Annual Reports, when available, or to make other inquiries, please call 1-800-995-0134 toll-free. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI [2484].

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

Citi is a service mark of Citicorp. CitiFunds is a registered service mark of Citicorp.

SEC File Number

Citi FORTUNE 500 Index Fund
Citi FORTUNE e-50 Index Fund                       811-4006

                                                                   Statement of
                                                         Additional Information
                                                             November    , 2000

CitiSM FORTUNE 500(R) Index Fund
CitiSM FORTUNE e-50(TM) Index Fund


     CitiFunds Trust I (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The Trust offers two classes of shares of Citi FORTUNE 500 Index Fund and Citi FORTUNE e-50 Index Fund (collectively, the "Funds"), to which this Statement of Additional Information relates. The address and telephone number of the Trust are 388 Greenwich Street, New York, New York 10013, (800) 451-2010.

------------------------------------------------------------------------------
                         INVESTMENT PRODUCTS:
         NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
------------------------------------------------------------------------------

TABLE OF CONTENTS                                                         PAGE
 1.  The Trust ...........................................................__
 2.  Investment Objectives and Policies ..................................__
 3.  Description of Index Methodology and
         Permitted Investments and Investment Practices ..................__
 4.  Investment Restrictions .............................................__
 5.  Performance Information and Advertising .............................__
 6.  Determination of Net Asset Value; Valuation of Securities ...........__
 7.  Additional Information on the Purchase and Sale of Fund Shares ......__
 8.  Management ..........................................................__
 9.  Portfolio Transactions ..............................................__
10. Description of Shares, Voting Rights and Liabilities  ................__
11. Tax Matters ..........................................................__
12. Financial Statements .................................................__
13. Other Information ....................................................__

     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus dated November , 2000, by which Citi Index Shares of the Funds and Smith Barney Index Shares of the Funds are offered. This Statement of Additional Information should be read in conjunction with the applicable Prospectus. Please call 1-800-995-0134 toll free to obtain a Prospectus for the Citi Index Shares. A Cititrade customer may obtain copies of the Citi Index Shares' Prospectus without charge on the Cititrade website at www.mycititrade.com or by calling 1-888-663-CITI[2484]. Please call 1-800-451-2020 toll free to obtain a Prospectus for the Smith Barney Index Shares.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                             1. THE TRUST


     CitiFunds Trust I (the "Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The Trust was called Landmark Funds I until its name was changed effective March 2, 1998. This Statement of Additional Information relates to two funds offered by the Trust - Citi Fortune 500 Index Fund and Citi Fortune e-50 Index Fund, (collectively, the "Funds"). Each Fund is "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund.

     Each Fund offers two classes of shares, referred to as "Citi Index Shares" and "Smith Barney Index Shares" as follows: Citi FORTUNE 500 Index Fund - Citi FORTUNE 500 Index Shares and Smith Barney FORTUNE 500 Index Shares and Citi FORTUNE e-50 Index Fund - Citi FORTUNE e-50 Index Shares and Smith Barney FORTUNE e-50 Index Shares.

     SSB Citi Fund Management LLC ("SSB Citi" or the "Manager") supervises the overall management of the Funds and also provides certain administrative services to each of the Funds. The selection of investments for the Funds and the way they are managed depend upon the Indexes which they track and the conditions and trends in the economy and the financial marketplaces.

     SSB Citi has delegated the daily management of the Funds to State Street Bank and Trust Company ("State Street"), which will act as subadviser through its State Street Global Advisors division.

     The Board of Trustees of the Trust provides broad supervision over the affairs of the Funds. Shares of the Funds are continuously sold by Salomon Smith Barney Inc., the Funds' distributor ("Salomon Smith Barney" or the "Distributor").

     At the date of this Statement of Additional Information, the Funds, like most mutual funds, invest directly in securities. In the future, however, one or more of the Funds may convert to a master/feeder investment structure. In the master/feeder investment structure, a Fund, instead of investing directly in securities, would invest in a mutual fund with the same investment goals and policies as the Fund's. The underlying mutual fund, referred to as a portfolio, would buy, hold and sell securities in accordance with these policies. Of course, there could be no assurance that a Fund or its portfolio would achieve their goals.

     If a Fund invests using the master/feeder structure, all references in this Statement of Additional Information to a Fund include that Fund's underlying portfolio unless the context otherwise requires.

                 2. INVESTMENT OBJECTIVES AND POLICIES

     The investment objective (or goal) of each Fund is as follows*:

CITI FORTUNE 500 INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the FORTUNE 500(R) Index.

CITI FORTUNE E-50 INDEX FUND - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the FORTUNE e-50( Index.

     The investment objective of each Fund may be changed by its Trustees without approval by that Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that any Fund will achieve its investment objective.

     Each Fund invests primarily in securities of companies and other issuers that make up its corresponding Index or uses derivatives or other investment techniques to match, as closely as possible, the performance of its Index. Each Fund may also use various investment techniques, such those described in the Prospectuses and described under "Description of Permitted Investments and Investment Practices," below.

     The Prospectuses contains a discussion of the principal investment strategies of each Fund and the principal risks of investing in each Fund. The following supplements the information contained in the Prospectuses concerning the investment policies and techniques of each Fund.

                  3. DESCRIPTION OF INDEX METHODOLOGY
                       AND PERMITTED INVESTMENTS
                       AND INVESTMENT PRACTICES

FORTUNE 500 INDEX METHODOLOGY

INDEX CALCULATION METHODOLOGY

     The FORTUNE 500 Index is a capitalization-weighted Index in which the representation of each security in the Index is proportional to its primary-exchange last sale price times the total number of

--------------------
     * FORTUNE 500 and FORTUNE e-50 are each trademarks of Time Inc., used under license. The FORTUNE 500 Index and FORTUNE e-50 Index are licensed for use by SSB Citi Fund Management LLC ("SSB Citi") in connection with the Citi FORTUNE 500 Index Fund and the Citi FORTUNE e-50 Index Fund, respectively. Neither of the Funds nor the shares of the Funds have been passed on by FORTUNE, a division of Time Inc., for suitability for a particular use. Neither of the Funds nor their shares are sponsored, endorsed, sold or promoted by FORTUNE. FORTUNE makes no representation or warranty regarding the advisability of investing in the Funds or their shares. FORTUNE makes no representation or warranty and bears no liability with respect to the Funds, their shares or their use of the Indexes. FORTUNE makes no guarantee or representation or warranty as to the accuracy and/or completeness of either Index or the data included therein or the results to be obtained from the use thereof. Each of the Indexes are determined and calculated by FORTUNE without regard to SSB Citi, the Funds or their shares.

shares outstanding, relative to the total market value of the Index. This means that at any moment in time, the value of the Index equals the aggregate market value of the total shares outstanding in each of the component securities making up the Index, evaluated at their respective primary-exchange last sale price, divided by a scaling factor (i.e., the "Index divisor"). The Index divisor is adjusted in response to various corporate actions such as stock splits, rights offerings, share issuances or repurchases, special cash dividends, stock dividends, spinoffs, and corporate mergers to assure that there is no discontinuity in the value of the Index that might otherwise be caused by such a change.

     In addition to a priceonly calculation, the FORTUNE 500 Index is also calculated on a total rate of return basis. This means that the Index reflects both the impact of price appreciation and cash dividends for any given period. Daily dividends for all stocks in the Index are reinvested in the Index as of the exdividend date.

REAL-TIME CALCULATIONS

     Real-time values of the FORTUNE 500 Index are calculated by Bridge Information Systems America, Inc., and the American Stock Exchange ("AMEX") (Symbol: FFX) every 15 seconds, based upon primary-exchange last sale prices. The Index was set to a base level of 1000.00 as of the end of trading on December 31, 1999.

 SHARES OUTSTANDING

     The total number of shares outstanding used in the FORTUNE 500 Index calculation generally represents the entire class(es) or series of shares trading on the New York Stock Exchange (the "NYSE"), AMEX, and The Nasdaq National Market. Multiple share classes of a given issuer will be evaluated on a casebycase basis. FORTUNE may determine to take into account only the leading issue's shares outstanding and prices, or to aggregate shares outstanding across multiple classes for any given issuer if, in its judgment, such aggregation is necessary in order to adequately represent the company in the Index. In such cases, however, FORTUNE will still utilize the prices only of the leading issue of such company.

     The number of shares outstanding will generally be determined regardless of ownership concentrations by governments, families, individuals, or another corporation.

     Shares outstanding are updated on a quarterly basis (unless there is a share change equal to or greater than 5% during the quarter) after the close of trading on the third Friday of each calendar quarter. A component stock's share weight may be updated more frequently in response to developments that affect its shares outstanding by 5% or more. These developments may include, but are not restricted to, secondary share offerings, repurchases, conversions, or other corporate actions.

     Subject to review, share changes of 5% or more during the quarter will generally be implemented at the close of trading on the eve of the exdate or as soon as practicable thereafter.

INDEX ADDITIONS

     FORTUNE 500 List companies that are not in the Index, but become eligible during the year, such as private companies effecting an initial public offering or companies listed on The Nasdaq SmallCap Market that are transferred to The Nasdaq National Market, are added to the FORTUNE 500 Index as of the close of trading on the day that the eligibility criteria are satisfied.

     Companies that are removed from the FORTUNE 500 Index during the year due to material corporate actions or failure to meet one or more of the eligibility standards generally are not replaced until the next year following annual reconstitution.

     Spin-offs, provided that they are not acquired by a foreign company and their revenues are at least 50% of their former parent company's revenues from continuing operations, may, subject to the FORTUNE Index Committee's review, be eligible for inclusion in the Index as of the close of trading on the effective date of the corporate action or upon listing on the NYSE, AMEX, or The Nasdaq National Market. Otherwise, spin-offs are eligible for inclusion in the Index after their first full fiscal year of operation.

INDEX REMOVALS

     Companies will be reevaluated and removed from the FORTUNE 500 Index under the following conditions:

     1.   Closing share price falls below $5.00 for 25 consecutive trading days.
     2. Average daily trading volume declines below 100,000 shares for 25 consecutive trading days.
     3. Total market capitalization falls below $100 million for 25 consecutive trading days.

     Securities that cease to trade due to mergers, acquisitions, leveraged buyouts, bankruptcies, or other developments of a material nature are deleted as of the close of trading on the effective date of the corporate action.

     Suspended stocks will be considered for deletion after an interval of 10 trading days. The price of any stock deleted will be the last available Nasdaq Stock Market price or last available primaryexchange-listed prices for those stocks listed on the NYSE or AMEX. Such stocks may be considered for reinclusion (at the last available price) if requotation occurs within a reasonable period.

     Final decisions regarding additions to and removals from the Index are the sole responsibility of the FORTUNE Index Committee.

CORPORATE ACTIONS

     Shares outstanding and share prices will automatically be adjusted for stock splits and stock dividends. Corporate actions such as stock splits and stock dividends do not require an adjustment to the Index divisor and are automatically processed.

     FORTUNE adjusts the components and/or share quantities of the Index in response to extraordinary corporate actions that require an adjustment to the Index divisor as such corporate actions occur.

     FORTUNE also may make adjustments to the Index components as a result of periodic reviews, irrespective of the aforementioned corporate actions.

FORTUNE E-50 INDEX METHODOLOGY

INDEX CALCULATION METHODOLOGY

     The FORTUNE e-50 Index is calculated as a modified capitalizationweighted Index, with the conventional capitalization weights of the component stocks adjusted by: (1) proprietary Internet Revenue Factors and (2) application of a periodic Index weight rebalancing as described below.

     Internet Revenue Factors. FORTUNE assigns each Index component stock an Internet Revenue Factor that represents FORTUNE's proprietary estimate of the current percentage of the company's total revenue that is attributable to its Internet activities, broadly defined.

     Component stocks are assigned to categories on the basis of revenues that can be either directly attributed to Internet and Internetrelated activities or that may be imputed by FORTUNE to Internet and Internetrelated activities. FORTUNE makes that determination on the basis of (1) its own analysis, research, and investigation, including information that may already reside in the public domain, such as Securities and Exchange Commission ("SEC") SEC filings, (2) direct input from leading stock research analysts, and/or (3) input from senior executives of the companies themselves.

     In making its assignment, FORTUNE first classifies the companies' current Internetrelated revenues as a percent of total company revenues in the range of 10% to 25%, 25% to 50%, 50% to 75%, or 75% to 100%. Internet Revenue Factors are then assigned on the basis of the following table.

           Revenue categories                      Internet Revenue Factor
                10% - 25%                                    0.175
                25% - 50%                                    0.375
                50% - 75%                                    0.625
                75% - 100%                                   1.000

     To help ensure that the FORTUNE e-50 Index reflects the fastmoving markets, FORTUNE reviews Internet Revenue Factors as needed - at least annually, and more frequently on a case-bycase basis if warranted by business developments in the Internet sector.

     Nonetheless, with respect to such adjustments FORTUNE has adopted a policy that the Internet Revenue Factor will not be changed from review to review unless the underlying revenue percentage changes by at least 15%.

     The Internet Revenue Factors are then applied to the raw, unadjusted market capitalizations of each Index component stock, resulting in revenueadjusted market capitalizations for each Index component. In the context of multiple share classes of a given issuer, FORTUNE may determine, on a casebycase basis, to include only the leading issue's shares outstanding and prices, or to aggregate shares outstanding across multiple classes for any given issue if in its judgment such aggregation is necessary to adequately represent the company in the Index. In such cases, however, FORTUNE would only utilize the prices of the leading issue of such company. The number of shares outstanding will generally be determined regardless of ownership concentration by governments, insiders, families, individuals, or other corporations. The decision to include tracking stocks will be made on the separate standalone eligibility merits of each potential Index component.

     Index share quantities used in the actual realtime Index calculation are then determined by applying the following periodic rebalancing methodology to the revenueadjusted market capitalizations of the Index component stocks.

REBALANCING METHODOLOGY

     The FORTUNE e-50 Index is rebalanced on a quarterly basis in accordance with asset-diversification requirements.

     First, each component stock whose Index weight exceeds 10% of the aggregate Index market capitalization, as of the close of trading on the Thursday preceding the second Friday in March, June, September, and December, will be reduced to 8% and the aggregate amount by which such component stocks have been reduced will be redistributed equally across all remaining component stocks with smaller Index weights. As necessary, the redistribution will repeated in order to ensure that no stock, upon rebalancing in this first step, has an Index weight greater than 8%.

     Second, with respect only to the 50% of the aggregate Index market capitalization accounted for by the lowest-weighted component stocks, each such component stock whose Index weight exceeds 4.8% of the aggregate Index market capitalization will be reduced to 4.5% and the aggregate amount by which such component stocks have been reduced will be redistributed equally across all remaining component stocks with smaller Index weights. If after this redistribution the Index weights of any other component stocks exceed 4.5%, such Index weights will be reduced to 4.5%, and the aggregate amount by which such component stocks have been reduced will be redistributed equally across all remaining component stocks with smaller Index weights. The redistribution will be repeated as necessary in order to ensure the result that no stock upon rebalancing in this second step has an Index weight greater than 4.5%.

     Once the rebalanced Index weight of each component stock is so determined, such new Index weights will be multiplied by the aggregate Index market capitalization and divided by the closing price of each component stock in order to arrive at rebalanced Index share quantities. These rebalanced Index share quantities will then be made effective in the Index calculation ordinarily after the close of trading on the third Friday in March, June, September, and December.

     If necessary, this rebalancing procedure may be applied after the third Friday (i.e., rather than the Thursday preceding the second Friday) in March, June, September, and December, or more than once prior to the end of March, June, September, and December, or at other times if FORTUNE determines it to be necessary to ensure a welldiversified index. Ordinarily, new rebalanced weights will be determined by applying the above procedures to the current revenue-adjusted market capitalization of the Index components. However, FORTUNE may from time to time determine rebalanced weights, if necessary, by instead applying the above procedures to the current Index share weights. In such instances, FORTUNE would announce the different basis for rebalancing prior to its implementation. FORTUNE reserves the right to modify the rebalancing methodology in the future, but such modification is not currently anticipated.

     Aside from periodic quarterly rebalancings, Index share quantities will be updated in proportion to changes in total shares outstanding due to corporate actions such as stock splits, secondary offerings, stock repurchases, etc. These updates will be made effective according to the schedule of Index adjustments described below.

     Stock additions to the Index will ordinarily be assigned Index share quantities determined on the basis that their resulting percentage weight in the Index is proportionate to the percentage weight of the two component stocks whose current revenueadjusted market capitalizations are closest (e.g., one above and one below) to the current revenueadjusted market capitalization of the stock addition after the close of trading on the eve of the stock addition.

     The FORTUNE Index Committee also reserves the authority to periodically modify any of the eligibility standards to better represent the Internet economy as it evolves.

REAL-TIME CALCULATIONS

     Real-time values of the FORTUNE e-50 Index are calculated by Bridge Information Systems America, Inc. and the AMEX (Symbol: FEX) every 15 seconds, based upon primary-exchange last sale prices. The Index was set to a base level of 1000.00 as of the end of trading on December 31, 1999.

PERMITTED INVESTMENTS AND INVESTMENT PRACTICES

     The Funds may, but need not, invest in all of the investments and utilize all of the investment techniques described below and in the Prospectuses. The selection of investments and the utilization of investment techniques depend on, among other things, the Indexes the Funds track, conditions and trends in the economy and financial markets and investments being available on terms that, in the portfolio managers' opinion, make economic sense.

ALL FUNDS

BANK OBLIGATIONS

     Each of the Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. TDs that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by a Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Funds generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts that they can loan to a single borrower and are subject to other regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation as well as governmental action in the country in which a foreign bank has its head office. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to:
(1) pledge to the regulator by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the portfolio managers carefully evaluate such investments on a case-by-case basis.

     Each Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided such Fund purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Fund will own more than one such CD per such issuer.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS

         Each Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The portfolio managers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     Each Fund, also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. A Fund, will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The portfolio managers will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.

INVESTMENT COMPANY SECURITIES

     Each Fund may invest in securities issued by other open-end, management investment companies to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). As a general matter, under the 1940 Act investment in such securities is limited to: (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets with respect to all such companies in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. Each Fund may also purchase interests of exchange-listed closed-end funds to the extent permitted under the 1940 Act.

RULE 144A SECURITIES

     Each Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by the portfolio managers to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities. The portfolio managers, under guidelines approved by the board of trustees, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

FLOATING AND VARIABLE-RATE OBLIGATIONS

     Each Fund may purchase floating- and variable-rate obligations. A Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations, which are not so rated only if the portfolio managers determine that at the time of investment the obligations are of comparable quality to the other obligations in which each Fund may invest. The portfolio managers, on behalf of the Fund, consider on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio. Each Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided an active secondary market exists.

ILLIQUID SECURITIES

     Each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

FOREIGN SECURITIES

     To the extent included in the Fund's Index, a Fund may invest in foreign securities, including common stocks, preferred stocks, warrants, convertible securities and other securities of issuers organized under the laws of countries other than the United States. Such securities also include equity interests in foreign investment funds or trusts, real estate investment trust securities and any other equity or equity-related investment whether denominated in foreign currencies or U.S. dollars.

     To the extent included in the Fund's Index, each Fund may invest in foreign securities through ADRs, Canadian Depository Receipts ("CDRs"), European Depository Receipts ("EDRs"), International Depository Receipts ("IDRs") and Global Depository Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in US. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     For temporary defensive purposes, each Fund may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

     Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     From time to time, investments in other investment companies may be the most effective available means by which a Fund may invest in securities of issuers in certain countries. Investment in such investment companies may involve the payment of management expenses and, in connection with some purchases, sales loads, and payment of substantial premiums above the value of such companies' portfolio securities. At the same time, the Fund would continue to pay its own management fees and other expenses.

     Investment income on certain foreign securities in which the Funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject.

     To the extent included in the Fund's Index, a Fund may invest in securities of non-U.S. issuers that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than securities of non-U.S. issuers of the same class that are not subject to such restrictions.

REPURCHASE AGREEMENTS

     Each Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. A Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Funds. The Funds may enter into repurchase agreements only with respect to securities of the type in which they may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and require that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. The portfolio managers monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by a Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by a Fund may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Funds in connection with insolvency proceedings), it is the policy of the each Fund to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. Each Fund considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

REVERSE REPURCHASE AGREEMENTS

     Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When a Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be segregated. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing by the Fund. In the event of the bankruptcy of the other party to a reverse repurchase agreement, a Fund could experience delays in recovering the securities sold. To the extent that, in the meantime, the value of the securities sold has changed, the Fund could experience a loss.

SECURITIES LOANS

     Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained with the Fund. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the portfolio managers consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. No Fund will enter into any portfolio security lending arrangements having a duration longer than one year. Any securities that a Fund receives as collateral do not become part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. No Fund will lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by a Fund are subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Fund, the Manager, or the Subadviser.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS

     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward-commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Funds will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward-commitment basis before settlement when deemed appropriate by the Manager or the subadviser. Securities purchased on a when-issued or forward-commitment basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward-commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

     Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

SHORT SALES

     The Funds may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. A portion of the net proceeds of the short sale may be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund will also incur transaction costs in effecting short sales.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premiums, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price. Thus a Fund's losses on short sales are potentially unlimited. The Funds may also engage in short sales of non-U.S. currencies as described under "Foreign Currency Exchange Transactions" below.

EURO CONVERSION

     Certain European countries have joined the European Economic and Monetary Union (EMU). Each EMU participant's currency began a conversion into a single European currency, called the euro, on January 1, 1999, to be completed by July 1, 2002. The consequences of the euro conversion for foreign exchange rates, interest rates and the value of European securities held by the Funds, to the extent such securities are held in the Funds' Indexes, are presently unclear. European financial markets, and therefore, the Funds, could be adversely affected if the euro conversion does not continue as planned or if a participating country chooses to withdraw from the EMU. The Funds could also be adversely affected if the computing, accounting and trading systems used by its service providers are not capable of processing transactions related to the euro. These issues may negatively affect the operations of the companies in which the Funds invest as well.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

     To the extent included in a Fund's Index, a Fund may invest in foreign securities which involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. To attempt to minimize risks to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies, the Fund may engage in foreign currency transactions on a spot (i.e., cash) basis and may purchase or sell forward foreign currency exchange contracts ("forward contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers. A Fund may also purchase and sell foreign currency futures contracts (see "Futures Contracts" below).

     Forward contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of a Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.


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     Each Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when the portfolio managers believe that a foreign currency may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when the portfolio managers believe that the U.S. dollar may suffer a substantial decline against the foreign currency, the Fund may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge').

     Each Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the portfolio managers believe that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the portfolio securities are denominated (a "cross-hedge").

     Foreign currency hedging transactions are an attempt to protect the Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

     The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Currency exchange dealers may, however, realize a profit on the difference (the "spread") between the prices at which they are buying and selling various currencies. The portfolio managers consider on an ongoing basis the creditworthiness of the institutions with which a Fund enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

     Forward contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in the futures and options contracts described herein.

     At the maturity of a forward contract, a Fund will either deliver the non-U.S. currency or terminate its contractual obligation to deliver the non-U.S. currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the non-U.S. currency. If a Fund engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the non-U.S. currency. Should forward prices decline during the period between the date a Fund enters into a forward contract for the sale of the non-U.S. currency and the date it enters into an offsetting contract for the purchase of such currency, the Fund will realize a gain to the extent the selling price of the currency exceeds the purchase price of the currency. Should forward prices increase, the Fund will suffer a loss to the extent that the purchase price of the currency exceeds the selling price of the currency.

     Where a Fund enters into a forward contract with respect to securities it holds denominated in the non-U.S. currency, it is impossible to forecast with precision the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional non-U.S. currency on the spot market if the market value of the security is less than the amount of non-U.S. currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of such currency. Conversely, it may be necessary to sell on the spot market some of the non-U.S. currency received upon the sale of the security if its market value exceeds the amount of such currency the Fund is obligated to deliver.

     The Funds may also engage in short sales of non-U.S. currencies in which a Fund would sell a currency that it did not own in anticipation of a fall in the value of that currency relative to U.S. dollars or another foreign currency. In order for the Fund to deliver the currency sold short, it would be required to purchase the currency. If the expected decline occurs, the Fund would gain the difference between the price at which it sold the currency, and the price it paid for the currency. However, if the price of the currency increases, the Fund would suffer a loss to the extent that the purchase price of the currency exceeds the price of the currency it sold short. A Fund's losses on such short sales are potentially unlimited.

     Each Fund has established procedures consistent with policies of the SEC concerning forward contracts and short sales. Those policies currently require that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment or that the Fund otherwise covers its position in accordance with applicable regulations and policies.

     The Funds may purchase put options on a currency in an attempt to protect against currency-rate fluctuations. When a Fund purchases a put option on a currency, the Fund will have the right to sell the currency for a fixed amount in U.S. dollars, or other currency. Conversely, where a rise in the value of one currency is projected against another, the Fund may purchase call options on the currency, giving it the right to purchase the currency for a fixed amount of U.S. dollars or another currency. Each Fund may purchase put or call options on currencies, even if the Fund does not currently hold or intend to purchase securities denominated in such currencies.

     The benefit to the Fund from purchases of currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options.

     The Funds may write options on currencies for hedging purposes or otherwise in an attempt to achieve their investment objectives. For example, where a Fund anticipates a decline in the U.S. dollar value of a foreign security due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of the security held by the Fund may be offset by the amount of the premium received. If the expected decline does not occur, the Fund may be required to sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the cost of a foreign security to be acquired because of an increase in the U.S. dollar value of the currency in which the underlying security is primarily traded, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. However, the writing of a currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on currencies, a Fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates. A Fund could also write put options on a currency, even if it does not own, or intend to purchase, any securities denominated in that currency. In that case, if the expected increase does not occur, the Fund would be required to purchase the currency at a price that is greater than the current exchange rate for the currency, and the losses in this case could exceed the amount of premium received for writing the options, and could be unlimited.

     Options on foreign currencies are traded on U.S. or foreign exchanges or in the over-the-counter market. Each of the Funds may enter into transactions in options on foreign currencies that are traded in the over-the-counter market. These transactions are not afforded the protections provided to traders on organized exchanges or those regulated by the CFTC. In particular, over-the-counter options are not cleared and guaranteed by a clearing corporation, thereby increasing the risk of counterparty default. In addition, there may not be a liquid market on these options, which may prevent a Fund from liquidating open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market conditions.

     The purchase and sale of foreign currency options are subject to the risks of the availability of a liquid secondary market and counterparty risk, as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible interventions by governmental authorities and the effects of other political and economic events. In addition, the value of a Fund's positions in foreign currency options could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States or at the Manager's or Subadviser's place of business, and (4) imposition of different exercise and settlement terms and procedures and margin requirements than in the United States.

     In addition, because foreign currency transactions occurring in the interbank market generally involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Funds may be disadvantaged by having to deal in an odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets, or other markets used by the portfolio managers are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that may not be reflected in the U.S. or other markets used by the Funds.

     Put and call options on non-U.S. currencies written by a Fund will be covered by segregation of cash and liquid securities in an amount sufficient to discharge the Fund's obligations with respect to the option, by acquisition of the non-U.S. currency or of a right to acquire such currency (in the case of a call option) or the acquisition of a right to dispose of the currency (in the case of a put option), or in such other manner as may be in accordance with the requirements of any exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

     The Funds may engage in proxy hedges and cross hedges. For example, in a proxy hedge, a Fund, having purchased a security, would sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold might be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times. A Fund may enter into a cross hedge if a particular currency is expected to decrease against another currency. For example, the Fund would sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an attempt to protect against declines in value of the Fund's holdings denominated in the currency sold.

     Investing in ADRs and other depositary receipts presents many of the same risks regarding currency exchange rates as investing directly in securities traded in currencies other than the U.S. dollar. Because the securities underlying ADRs are traded primarily in non-U.S. currencies, changes in currency exchange rates will affect the value of these receipts. For example, a decline in the U.S. dollar value of another currency in which securities are primarily traded will reduce the U.S. dollar value of such securities, even if their value in the other non-U.S. currency remains constant, and thus will reduce the value of the receipts covering such securities. A Fund may employ any of the above described foreign currency hedging techniques to protect the value of its assets invested in depositary receipts.

     Each of the Funds may also purchase and sell foreign currency futures contracts as more fully discussed under "Futures Contracts" below, and engage in currency swaps and other similar transactions as more fully discussed under "Swaps and Related Transactions" below.

     Of course, a Fund is not required to enter into the transactions described above and does not do so unless deemed appropriate by the portfolio managers. It should be realized that under certain circumstances, the Funds may not be able to hedge against a decline in the value of a currency, even if the portfolio managers deem it appropriate to try to do so, because doing so would be too costly. It should also be realized that transactions entered into to protect the value of a Fund's securities against a decline in the value of a currency (even when successful) do not eliminate fluctuations in the underlying prices of the securities. Additionally, although hedging transactions may tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase.

     Furthermore, the Funds' use of foreign currency exchange transactions may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

OPTIONS

     Each of the Funds may write call and put options and purchase call and put options on securities for hedging and nonhedging purposes. Call and put options written by a Fund will be covered in the manner set forth below, or the Fund will segregate cash or liquid securities equal to the value of the securities underlying the option.

     A call option written by a Fund is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash or liquid securities in a segregated account. A put option written by a Fund is "covered" if the Fund maintains cash or liquid securities with a value equal to the exercise price in a segregated account or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. Put and call options written by a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. Even if the Fund's obligation is covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise. Covering an option does not protect the Fund from risk of loss.

     When a Fund writes a call option, the Fund, in return for a fee, or "premium," agrees to sell a security at the exercise price, if the holder exercises the right to purchase prior to the expiration date of the call option. If the Fund holds the security in question, the Fund gives up some or all of the opportunity to profit from the increase in the market price of the security during the life of the option. The Fund retains the risk of loss should the price of the security decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

     A Fund may terminate a call option it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from closing a purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, if the Fund holds the underlying security any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security. If the Fund does not hold the underlying security, the Fund's loss could be unlimited.

     A Fund may write put options in an attempt to enhance its current return. Such option transactions may also be used as a limited form of hedging against an increase in the price of securities that a Fund plans to purchase. A put option written by the Fund gives the holder the right to sell, and, in return for a premium, obligates the Fund to buy, a security at the exercise price at any time before the expiration date.

     In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund may also receive a return on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a loss to the Fund, unless the security later appreciates in value. A Fund may terminate a put option it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     Each of the Funds may purchase options for hedging purposes or to increase the Fund's return. When put options are purchased as a hedge against a decline in the value of portfolio securities, the put options may be purchased at or about the same time that the Fund purchases the underlying security or at a later time. If such decline occurs, the put options will permit a Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Similarly, when put options are used for non-hedging purposes, the Fund may make a profit when the price of the underlying security or instrument falls below the strike price. If the price of the underlying security or instrument does not fall sufficiently, the options may expire unexercised and the Fund would lose the premiums it paid for the option. If the price of the underlying security or instrument falls sufficiently and the option is exercised, the amount of any resulting profit will be offset by the amount of premium paid.

     Each of the Funds may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund and the premium would be lost.

     Call options may also be purchased in order to increase a Fund's return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a call option may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend upon whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The purchase of call options on securities that a Fund owns, when a Fund is substantially fully invested, is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility.

     Each of the Funds may write (sell) call and put options and purchase call and put options on securities indexes. The delivery requirements of options on securities indexes differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (2) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

     Each of the Funds may cover call options on securities indexes by owning securities whose price changes, in the opinion of the portfolio managers, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Fund may also cover call options on securities indexes by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. A Fund may cover put options on securities indexes by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account or by holding a put on the same securities index and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. Put and call options on securities indexes may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. Investors should be aware that although a Fund will only write call or put options on securities indexes that are covered, covering an option does not protect the Fund from risk of loss.

     A Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indexes will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

     Each of the Funds may purchase put options on securities indexes when the portfolio managers believe that there may be a decline in the prices of the securities covered by the index. The Fund will realize a gain if the put option appreciates in excess of the premium paid for the option. If the option does not increase in value, the Fund's loss will be limited to the premium paid for the option plus related transaction costs.

     A Fund may purchase call options on securities indexes to take advantage of an anticipated broad market advance, or an advance in an industry or market segment. A Fund will bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indexes when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility.

     Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. However, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the portfolio managers desire that a Fund engage in such a transaction.

     Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from purchasing or writing options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indexes is subject to the portfolio managers' ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities. When a Fund purchases or writes securities index options as a hedging technique, the Fund's success will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected.

     A Fund's purchase or sale of securities index options in an attempt to enhance performance involves speculation and may be very risky and cause losses, which, in the case of call options written, are potentially unlimited.

     The Funds may purchase over-the-counter ("OTC") or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation assures that all transactions are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

     Listed options may have a liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to the expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally sold the option. Although the Funds will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as an OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.

     Each of the Funds may purchase and write options on foreign currencies as more fully described in "Foreign Currency Exchange Transactions" above. Each of the Funds may also purchase or write call options on futures contracts as more fully described in "Options on Futures Contracts" below.

     The Funds' use of options may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

FUTURES CONTRACTS

     Each of the Funds may enter into futures contracts, including stock index futures contracts, and, in the case of a Fund that tracks an index including foreign securities, foreign currency futures contracts. Such investment strategies may be used for hedging purposes and for nonhedging purposes, subject to applicable law.

     A futures contract is an agreement between two parties for the purchase or sale for future delivery of securities or for the payment or acceptance of a cash settlement based upon changes in the value of the securities or of an index of securities. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. Futures contracts in the United States have been designed by exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Futures contracts may also be traded on markets outside the U.S.

     Although futures on individual equity securities are not available in United States markets, futures contracts on individual equity securities may be available in foreign markets, and may be purchased or sold by the Funds.

     The Funds may buy and sell stock index futures contracts to attempt to increase investment return, to gain stock market exposure while holding cash available for investments and redemptions, or to protect against a decline in the stock market.

     A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at the price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the NYSE. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4) reduced by transaction costs. If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2) increased by transaction costs.

     Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

     A Fund may purchase and sell foreign currency futures contracts to attempt to protect its current or intended foreign investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, where it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. A Fund may also sell futures contracts in a foreign currency even if it does not hold securities denominated in such currency, if it anticipates a decline in the value of such currency.

     Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. Where the Fund purchases futures contracts under such circumstances, however, and the prices of securities to be acquired instead decline, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired. The Fund could also purchase futures contracts on a currency if it expected the currency to rise in value, even if the Fund did not anticipate purchasing securities denominated in that currency.

     A currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.

     In connection with transactions in foreign currency futures, a Fund will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

     Although the use of futures for hedging, if correctly used, may minimize the risk of loss due to a decline in the value of the hedged position (e.g., if a Fund sells a futures contract to protect against losses in the debt securities held by the Fund), they do not eliminate the risk of loss and at the same time the futures contract limits any potential gain which might result from an increase in value of a hedged position. Futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

     In addition, the ability effectively to hedge all or a portion of a Fund's investments through transactions in futures contracts depends on the degree to which movements in the value of the securities underlying such contracts correlate with movements in the value of the Fund's securities. If the values of the securities being hedged do not move in the same direction as the underlying securities, the Fund's hedging strategy might not be successful and the Fund could sustain losses on these hedging transactions which would not be offset by gains on the Fund's other investments or, alternatively, the gains on the hedging transaction might not be sufficient to offset losses on the Fund's other investments. It is also possible that there may be a negative correlation between the security underlying a futures contract and the securities being hedged, which could result in losses both on the hedging transaction and the securities. In these and other instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken. Similarly, even where a Fund enters into futures transactions other than for hedging purposes, the effectiveness of its strategy may be affected by lack of correlation between changes in the value of the futures contracts and changes in value of the underlying securities, currencies or indexes.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While a Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract or to meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the ability effectively to use futures transactions for hedging or other purposes.

     The effective use of futures strategies depends on, among other things, the Fund's ability to terminate futures positions at times when the portfolio managers deem it desirable to do so. Although no Fund will enter into a futures position unless the portfolio managers believe that a liquid secondary market exists for such futures contract, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. Each Fund generally expects that its futures transactions will be conducted on recognized U.S. and foreign securities and commodity exchanges.

     The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments. Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The portfolio managers do not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds' investments.

     Investments in futures contracts also entail the risk that if the portfolio managers' investment judgment about the general direction of equity markets or other economic factors is incorrect, the Fund's overall performance may be poorer than if any such contract had not been entered into.

     Regulations of the CFTC require that each Fund enter into transactions in futures contracts for hedging purposes only, in order to assure that it is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by a Fund, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Fund, and accrued profits on such positions. In addition, no Fund may purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Fund's total assets. The Funds' ability to engage in the hedging transactions described herein may be limited by the additional policies and concerns of various Federal and state regulatory agencies.

     In addition, an amount of cash or liquid securities will be maintained by each Fund in a segregated account so that the amount so segregated, plus the applicable margin held on deposit, will be approximately equal to the amount necessary to satisfy the Fund's obligations under the futures contract, or a Fund will otherwise "cover" its positions in accordance with applicable policies and regulations.

     The portfolio managers use a variety of internal risk management procedures to ensure that derivatives use is consistent with the each Fund's investment objective, does not expose the Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the board of trustees concerning the use of derivatives.

OPTIONS ON FUTURES CONTRACTS

     Each of the Funds may purchase and write options to buy or sell futures contracts in which the Fund may invest. Such investment strategies may be used for hedging purposes and for non-hedging purposes, subject to applicable law.

     An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profits or loss on the transaction.

     Options on futures contracts that are written or purchased by a Fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

     Each of the Funds may cover the writing of call options on futures contracts (a) through purchases of the underlying futures contract, (b) through ownership of the instrument, or instruments included in the index underlying the futures contract, or (c) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or securities in a segregated account. A Fund may cover the writing of put options on futures contracts (a) through sales of the underlying futures contract, (b) through segregation of cash or liquid securities in an amount equal to the value of the security or index underlying the futures contract, (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by a Fund in cash or liquid securities in a segregated account. Put and call options on futures contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call option on a futures contract written by a Fund, the Fund will be required to sell the underlying futures contract which, if the Fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract written by a Fund is exercised, the Fund will be required to purchase the underlying futures contract which, if the Fund has covered its obligation through the sale of such contract, will close out its futures position.

     The writing of a call option on a futures contract may be used as a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. A Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Fund's security holdings. Similarly, the writing of a put option on a futures contract may be used as a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If a Fund writes an option on a futures contract and that option is exercised, the Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. A Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for a Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

     Each of the Funds may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

     Each of the Funds may also purchase options on futures contracts for non-hedging purposes, in order to take advantage of projected market advances or declines or changes in interest rates or exchange rates. For example, a Fund can buy a call option on a bond futures contract when the portfolio managers believe that the underlying futures contract will rise. If prices do rise, the

Fund could exercise the option and acquire the underlying futures contract at the strike price or the Fund could offset the long call position with a sale and realize a profit. Or, a Fund can sell a call option if the portfolio managers believe that futures prices will decline. If prices decline, the call will likely not be exercised and the Fund would profit. However, if the underlying futures contract should rise, the buyer of the option would likely exercise the call against the Fund and acquire the underlying futures position at the strike price; the Fund's loss in this case could be unlimited.

     The Funds' use of options on futures contracts may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

INDEXED SECURITIES

     Indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of a specified index. Indexed securities can be affected by stock and bond prices as well as changes in interest rates and the creditworthiness of their issuers and may not track their corresponding index as accurately as direct investments in that index.

CONVERTIBLE SECURITIES

     Each Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

U.S. GOVERNMENT SECURITIES

     Each Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association ("GNMA") certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association ("FNMA") notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

SWAPS AND RELATED TRANSACTIONS

     Each Fund may enter into currency swaps, equity swaps and other types of available swap agreements, such as caps, collars and floors, for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. An equity swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the reference index. A currency swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the currency exchange rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty.

     Each Fund may also enter into index swaps in pursuit of its investment objective. Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The use of index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Fund. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make.

     The most significant factor in the performance of swaps, caps, floors and collars is the change in the specific equity, currency or other factor that determines the amount of payments to be made under the arrangement. If the portfolio managers are incorrect in their forecasts of such factors, the investment performance of the Fund would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. No Fund will enter into any swap unless the portfolio managers deem the counterparty to be creditworthy. If the counterparty's creditworthiness declined, the value of the swap agreement would be likely to decline, potentially resulting in losses. If the counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Each Fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.

     A Fund will maintain liquid assets with its custodian or otherwise cover its current obligations under swap transactions in accordance with current regulations and policies applicable to the Fund.

     Swap agreements are subject to each Fund's overall limit that not more than 15% of its net assets may be invested in illiquid securities.

     Engaging in swap and related transactions may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

INDEX-RELATED SECURITIES

     Each Fund may invest in certain types of derivative securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an Index. Such index-related securities include among others DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor's Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indexes. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

ADDITIONAL DISCLOSURE REGARDING DERIVATIVES

     In some cases, the derivatives purchased by the Funds are standardized contracts traded on commodities exchanges or boards of trade in the U.S. or in foreign countries. This means that the exchange or board of trade guarantees counterparty performance. Over-the-counter derivatives, which may be traded in the U.S. and in foreign countries, are not guaranteed. The securities underlying options and futures contracts traded by a Fund may include domestic as well as foreign securities. Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries may involve considerations and risks not typically associated with investing in U.S. markets.

     Transactions in options, futures contracts, options on futures contracts and forward contracts entered into for non-hedging purposes involve greater risk and could result in losses which are not offset by gains on other portfolio assets. For example, a Fund may sell futures contracts on an index of securities in order to profit from any anticipated decline in the value of the securities comprising the underlying index. In such instances, any losses on the futures transactions will not be offset by gains on any portfolio securities comprising such index, as might occur in connection with a hedging transaction.

     The use of certain derivatives, such as futures, forward contracts, and written options may involve leverage for the Funds because they create an obligation, or indebtedness, to someone other than the Funds' shareholders and enable a Fund to participate in gains and losses on an amount that exceeds its initial investment. If a Fund writes a stock put option, for example, it makes no initial investment, but instead receives a premium in an amount equal to a fraction of the price of the underlying stock. In return, the Fund is obligated to purchase the underlying stock at a fixed price, thereby being subject to losses on the full stock price.

     Likewise, if a Fund purchases a futures contract, it makes an initial margin payment that is typically a small percentage of the contract's price. However, because of the purchase, the Fund will participate in gains or losses on the full contract price.

     Other types of derivatives provide the economic equivalent of leverage because they display heightened price sensitivity to market fluctuations, such as changes in stock prices or interest rates. These derivatives magnify a Fund's gain or loss from an investment in much the same way that incurring indebtedness does. For example, if a Fund purchases a stock call option, the Fund pays a premium in an amount equal to a fraction of the stock price, and in return, the Fund participates in gains on the full stock price. If there were no gains, the Fund generally would lose the entire initial premium.

     Options, futures contracts, options on futures contracts, forward contracts and swaps may be used alone or in combinations in order to create synthetic exposure to securities in which a Fund otherwise invests.

     The Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

     The use of derivatives may increase the amount of taxable income of a Fund and may affect the amount, timing and character of a Fund's income for tax purposes, as more fully discussed herein in the section entitled "Tax Matters."

ADDITIONAL INFORMATION

     At times, a substantial portion of a Fund's assets may be invested in securities as to which a Fund, by itself or together with other funds and accounts managed by SSB Citi and its affiliates, holds all or a major portion. Although SSB Citi generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell these securities when SSB Citi believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. In order to enforce its rights in the event of a default under such securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the Fund's operating expenses and adversely affect a Fund's net asset value. In addition, a Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets.

DEFENSIVE STRATEGIES

     The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Funds may invest without limit in high quality money market and other short-term instruments, and may not be pursuing their investment goals.


                      4. INVESTMENT RESTRICTIONS

     The Trust, on behalf of the Funds, has adopted the following policies which may not be changed with respect to any Fund without approval by holders of a majority of the outstanding voting securities of that Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting at which the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     None of the Funds may:

     (1) Borrow money, if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     (2) Make loans to other persons if such loans are specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     (3) Underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act in selling a security.

     (4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude any Fund from purchasing or selling futures contracts or options thereon, and each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund).

     (5) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     In addition, Citi FORTUNE 500 Index Fund may not:

     Concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund's investment objectives, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures contracts shall not be subject to this restriction.

     The Citi FORTUNE e-50 Index Fund may not:

     Purchase or sell the securities of any issuer, if, as a result of such purchase or sale, less than 25% of the total assets of the Fund would be invested in the securities of issuers principally engaged in the Internet sector, provided that the Fund may invest without limit in short-term corporate and government bonds and notes and money market instruments for temporary defensive purposes.

     The Funds reserve the right to change their names from time to time.

     For purposes of restriction (1) above, covered mortgage dollar rolls and arrangements with respect to securities lending are not treated as borrowing. For purposes of restriction (4) above, the Funds may purchase and sell securities issued by companies that invest or deal in real estate or real estate investment trusts.

     If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in this Registration Statement is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities or a later change in the rating of the securities held for the Fund will not be considered a violation of policy.

              5. PERFORMANCE INFORMATION AND ADVERTISING

     Fund performance may be quoted in advertising, shareholder reports and other communications in terms of total rate of return. All performance information is historical and is not intended to indicate future performance. Total rates of return fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be worth more or less than their original cost.

     Each Fund may provide its period, annualized, cumulative and average annual "total rates of return". The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period, reflects any change in net asset value per share and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized". An "annualized" total rate of return assumes that the period rate of return is generated over a one-year period. Average annual total return figures represent the average annual percentage change over the specified period. Cumulative total return figures are not annualized and represent the aggregate percentage or dollar value changes over a stated period of time.

     A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

     Average annual total return is a measure of a Fund's performance over time. It is determined by taking a Fund's performance over a given period and expressing it as an average annual rate. The average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical $1,000 initial investment in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the redeemable value of the investment at the end of the period. The redeemable value is then divided by the initial investment, and its quotient is taken to the Nth root (N representing the number of years in the period) and is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

     Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of a period, deducting (as applicable) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by each Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Each Fund may provide annualized "yield" quotations. The "yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each month over a one year period and is shown as a percentage of the maximum public offering price on the last day of that period. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.

     Any current yield quotation for a Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30 calendar day or one month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the public offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

     In computing total rates of return and yield quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by other financial intermediaries are not included. Of course, any such fees will reduce the shareholder's net return on investment.

     Historical data on the Indexes may be used to promote the applicable Fund. The historical Index data presented from time to time is not intended to suggest that an investor would have achieved comparable results by investing in any one equity security or in managed portfolios of equity securities, such as the Funds, during the periods shown.

     The Funds are newly-offered and do not have performance information as of the date of this Statement of Additional Information.

     6. DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

     The net asset value per share of each Fund is determined for each class on each day during which the NSYE is open for trading ("Business Day"). As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This determination of net asset value is made once each day as of the close of regular trading on the Exchange by adding the market value of all securities and other assets attributable to a class, then subtracting the liabilities attributable to that class, and then dividing the result by the number of outstanding shares of the class. The net asset value per share is effective for orders received and accepted by the transfer agent prior to its calculation.

     For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates or if there are no market rates, at fair value, at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. In certain instances, securities are valued on the basis of valuations received from a single dealer, which is usually an established market maker in the security. In these instances, additional dealer valuations are obtained monthly. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the Exchange. Trading may also take place on days on which the Exchange is closed and on which it is not possible to purchase or redeem shares of the Funds. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

     Interest income on long-term obligations held for a Fund is determined on the basis of interest accrued plus amortization of "original issue discount"

(generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premiums.


          7. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE
                            OF FUND SHARES

     The Funds offer two classes of shares, Citi Index Shares and Smith Barney Index Shares. Both Citi Index Shares and Smith Barney Index Shares of the Funds are sold at net asset value without an initial sales charge. There are no deferred sales charges when you sell your shares. However, as indicated in the Funds' Prospectuses, each Fund charges a redemption fee payable to the Fund, on the sale or exchange of any shares that have been held for less than 180 days.

     Citi Index Shares may be purchased from the Distributor or a broker-dealer financial intermediary, financial institution, or the Distributor's financial consultants (each called a "Service Agent") that has entered into a sales or service agreement with the Distributor concerning the Funds. Shares may be purchased through the Cititrade Program by customers that have established a Cititrade Account. For more detailed information on how to open a Cititrade Account, please visit the Cititrade website at www.mycititrade.com or call a Cititrade account representative at 1-888-663-CITI [2484].

     Smith Barney Index Shares may be purchased from a Service Agent or from a Fund, but only if the investor is investing through certain qualified plans or certain dealer representatives. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds Smith Barney Index Shares. Smith Barney Index Shares held directly at the sub-transfer agent are not subject to a maintenance fee.

     The Funds do not, but your Service Agent may, impose a minimum initial or subsequent investment requirement with respect to Citi Index Shares. Investors may open a Smith Barney Index Shares account in a Fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in Smith Barney Index Shares of a Fund. Subsequent investments of at least $50 may be made for Smith Barney Index Shares. For shareholders purchasing Smith Barney Index Shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement and subsequent investment requirement for Smith Barney Index Shares is $25. For shareholders purchasing Smith Barney Index Shares of a Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required and the subsequent investment requirement is $50. There are no minimum investment requirements for Smith Barney Index Shares for employees of Citigroup, Inc. and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney mutual funds, and their spouses and children. A Fund reserves the right to waive or change minimums.

     Citi Index Shares are not subject to a distribution and service fee. Smith Barney Index Shares of the Funds may pay a distribution and service fee of up to 0.20% of the average daily net assets represented by these shares.

     During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone or Internet exchange or redemption. In such an event, another method of instruction, if available, should be considered. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a shareholder's identity by asking for the shareholder's name, address, telephone number, Social Security number, account number, or password identification number. If these or other reasonable procedures are not followed, the Funds or their transfer agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

Systematic Withdrawal Plan. The Citi Index Shares' Systematic Withdrawal
Plan permits you to have a specified dollar amount (minimum of $100 per withdrawal) automatically withdrawn from your account without a redemption fee on a regular basis if you have at least $10,000 in your Fund account at the time of enrollment. You are limited to one withdrawal per month under the Plan. You may receive your withdrawals by check, or have the monies transferred directly into your bank account. Or you may direct that payments be made directly to a third party. To participate in the Plan, you must complete the appropriate forms provided by the sub-transfer agent or, if you hold your shares through a Service Agent, by your Service Agent. Cititrade customers should contact a Cititrade account representative at 1-888-663-CITI[2484] for more information.

     The Smith Barney Index Shares' Withdrawal Plan is available to shareholders of a Fund who own Smith Barney Index Shares of the Fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made without a redemption fee under the Withdrawal Plan by redeeming as many Smith Barney Index Shares of the Fund as may be necessary to cover the stipulated withdrawal payment. As it generally would not be advantageous to a shareholder to make additional investments in Smith Barney Index Shares at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

     Smith Barney Index shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional Smith Barney Index Shares of the Fund involved. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact their Service Agent.

     To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund.

Systematic Investment Plan. Citi Index and Smith Barney Index Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, your Service Agent or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least

$50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by your Service Agent or the sub-transfer agent. The Systematic Investment Plan also authorizes the Funds to apply cash held in a Smith Barney Index shareholder's brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. For Cititrade customers, the Systematic Investment Plan authorizes the Funds to apply cash held in a Citi Index shareholder's Cititrade Account to make additions to the account. For additional information, please contact the Funds' sub-transfer agent, or if you hold your shares through a Service Agent, your Service Agent.

     You may be able to invest in the Funds under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. You should consult with the Transfer Agent and your tax and retirement advisers. If you own your shares through a 401(k) plan or an IRA account, you will not be charged the otherwise applicable redemption fee when you redeem Citi Index Shares or Smith Barney Index Shares, unless otherwise provided by the terms of your plan or account. In addition, no redemption fee will be charged on the redemption or exchange of Smith Barney Index Shares through accounts reflected on the records of the transfer agent as omnibus accounts approved by Salomon Smith Barney.

     Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of the Funds either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a holder of shares received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

     The Trust may suspend the right of redemption or postpone the date of payment for shares of a Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the New York AMEX is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

     There are no conversion, preemptive or other subscription rights.

ADDITIONAL DEALER CONCESSIONS

     From time to time, the Funds' Distributor or SSB Citi, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or SSB Citi may include financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or SSB Citi may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                             8. MANAGEMENT

     Each Fund is supervised by the Board of Trustees of the Trust. In each case, a majority of the Trustees are not affiliated with SSB Citi.

     The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Funds. Unless otherwise indicated below, the address of each Trustee and officer of the Trust is 388 Greenwich Street, New York, New York 10013.

TRUSTEES OF THE TRUST

ELLIOTT J. BERV (age 57) - President and Chief Executive Officer, Catalyst, Inc. (Management Consultants) (since June 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May 1984).

DONALD M. CARLTON (age 62) -- President and Chief Executive of Radian International L.L.C. (chemical engineering). Director of National Instruments Corp. and Central and Southwest Corporation. Formerly Director of The Hartford Steam Boiler Inspection and Insurance Company (insurance/engineering services). His address is c/o Radian International L.L.C., 8501 Mopac Blvd., Building No. 6, Austin, Texas 78759.

A. BENTON COCANOUGHER (age 61) -- Dean of College of Business Administration and Graduate School of Business of Texas A & M University; Director of Randall's Food Markets, Inc.; Director of First American Bank; and Director of First American Savings Bank. His address is c/o Texas A & M University, 601 Blocker Bldg., College Station, Texas 77843-4113.

MARK T. FINN (age 57) -- President and Director, Delta Financial, Inc. (since June, 1983); Chairman of the Board and part Owner, FX 500 Ltd. (Commodity Trading Advisory Firm) (April, 1990 to February, 1996); General Partner and shareholder, Greenwich Ventures LLC (Investment Partnership) (since January,
1996); President, Secretary and Owner, Phoenix Trading Co. (Commodity Trading Advisory Firm) (since March, 1997); Director, Chairman and Owner, Vantage Consulting Group, Inc. (since October, 1988).

RILEY C. GILLEY (age 74) -- Vice President and General Counsel, Corporate Property Investors (November 1988 to December 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December 1987).

STEPHEN RANDOLPH GROSS (age 52) -- Managing Partner of Gross, Collins & Cress, P.C. (accounting firm); Director of Charter Bank & Trust. His address is 2625 Cumberland Parkway, Suite 400, Atlanta, Georgia 30339.

DIANA R. HARRINGTON (age 60) -- Professor, Babson College (since September
1993); Trustee, the Highland Family of Funds (March 1997 to March 1998).

SUSAN B. KERLEY (age 49) -- President, Global Research Associates, Inc. (Investment Research) (since September 1990); Trustee, Mainstay Institutional Funds (since December 1990).

HEATH B. MCLENDON* (age 66) - Chairman, President, and Chief Executive Officer of SSB Citi (since March 1996); Managing Director of Salomon Smith Barney (since August 1993); President of Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of seventy-one investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center, New York, New York 10048.

ALAN G. MERTEN (age 58) -- President of George Mason University. Director of Comshare, Inc. (information technology), and Tompkins County Trust Company, Ithaca, New York: formerly The Anne and Elmer Lindseth Dean of Johnson Graduate School of Management of Cornell University. His address is c/o George Mason University, 4400 University Drive, Fairfax, Virginia 22030-4444.

C. OSCAR MORONG, JR. (age 65) - Chairman of the Board of the Trust; Managing Director, Morong Capital Management (since February 1993); Director, Indonesia Fund (1990 to 1999); Director, MAS Funds (since 1993).

R. RICHARDSON PETTIT (age 57) -- Duncan Professor of Finance of the University of Houston; formerly Hanson Distinguished Professor of Business of the University of Washington. His address is c/o Department of Finance, College of Business, University of Houston, 4800 Calhoun, Houston, Texas 77204-6283.

WALTER E. ROBB, III (age 74) -- President, Benchmark Consulting Group, Inc. (since 1991); Principal, Robb Associates (Corporate Financial Advisors) (since
1978); President and Treasurer, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since 1989); Trustee of certain registered investment companies in the MFS Family of Funds (since 1985).

E. KIRBY WARREN (age 66) -- Professor of Management, Graduate School of Business, Columbia University (1987 to December 1999).

OFFICERS OF THE TRUST

HEATH B. McLENDON* (age 66). President of the Trust; Chairman, President, and Chief Executive Officer of SSB Citi (since March 1996); Managing Director of Salomon Smith Barney (since August 1993); President of Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chairman of the Board of seventy-one investment companies associated with Salomon Smith Barney. His address is 7 World Trade Center, New York, New York 10048.

LEWIS E. DAIDONE* (age 42) -- Senior Vice President and Treasurer of the Trust; Managing Director of Salomon Smith Barney; Chief Financial Officer of the Smith Barney mutual funds; Treasurer and Senior Vice President or Executive Vice President of sixty-one investment companies associated with Citigroup; Director and Senior Vice President of SSB Citi and TIA. His address is 125 Broad Street, New York, New York 10004.

IRVING DAVID* (age 39) - Controller of the Trust; Director of Salomon Smith Barney; formerly Assistant Treasurer of First Investment Management Company. Controller or Assistant Treasurer of fifty-three investment companies associated with Citigroup. His address is 125 Broad Street, New York, New York 10004.

FRANCES GUGGINO* (age 42) - Assistant Controller of the Trust; Vice President of Citibank, N.A. since February, 1991.

PAUL BROOK* (age 46) - Assistant Controller of the Trust; Director of Salomon Smith Barney; Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP. His address is 125 Broad Street, New York, New York 10004.

ANTHONY PACE* (age 35); Assistant Treasurer of the Trust. Mr. Pace is Vice President - Mutual Fund Administration for Salomon Smith Barney Inc. Since 1986, when he joined the company as a Fund Accountant, Mr. Pace has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

MARIANNE MOTLEY* (age 41) -- Assistant Treasurer of the Trust. Ms. Motley is Director - Mutual Fund Administration for Salomon Smith Barney Inc. Since 1994, when she joined the company as a Vice President, Ms. Motley has been responsible for accounts payable, financial reporting and performance of mutual funds and other investment products.

ROBERT I. FRENKEL, ESQ.* (age 45) -- Secretary of the Trust Mr. Frenkel is a Managing Director and General Counsel - Global Mutual Funds for SSB Citi Asset Management Group. Since 1994, when he joined Citibank as a Vice President and Division Counsel, he has been responsible for legal affairs relating to mutual funds and other investment products.

THOMAS C. MANDIA, ESQ.* (age 38) -- Assistant Secretary of the Trust. Mr. Mandia is a Vice President and Associate General Counsel for SSB Citi Asset Management Group. Since 1992, he has been responsible for legal affairs relating to mutual funds and other investment products.

ROSEMARY D. EMMENS, ESQ.* (age 30) -- Assistant Secretary of the Trust. Ms. Emmens has been a Vice President and Associate General Counsel of SSB Citi Asset Management Group since 1998, where she has been responsible for legal affairs relating to mutual funds and other investment products. Before joining Citibank, Ms. Emmens was Counsel at The Dreyfus Corporation since 1995.

HARRIS GOLDBLAT, ESQ.* (age 30) -- Assistant Secretary of the Trust. Mr. Goldblat has been Associate General Counsel at SSB Citi Asset Management Group since April 2000, where he has been responsible for legal affairs relating to mutual funds and other investment products. From June 1997 to March 2000, he was an associate at the law firm of Stroock & Stroock & Lavan LLP, New York City, and from September 1996 to May 1997, he was an associate at the law firm of Sills Cummis Radin Tischman Epstein & Gross, Newark, NJ. From August 1995 to September 1996, Mr. Goldblat served as a law clerk to the Honorable James M. Havey, P.J.A.D., in New Jersey.

     The Trustees and officers of the Trust also hold comparable positions with certain other funds for which Salomon Smith Barney or its affiliates serve as the distributor or administrator.

     The Trustees of the Trust received the following remuneration from the sources indicated for the periods set forth below:

-------------------------------------------------------------------------------------------------------
                                                    Pension or                            Total
                                                    Retirement                        Compensation
                                                     Benefits         Estimated        from Trust
                                   Aggregate        Accrued as          Annual          and Fund
                                 Compensation       Part of Fund    Benefits Upon     Complex Paid
Trustee (1)                      from Trust(2)      Expenses(2)     Retirement(2)      to Trustees

-------------------------------------------------------------------------------------------------------
Elliott J. Berv                  N/A                N/A             None              $69,500 (3)
-------------------------------------------------------------------------------------------------------
Donald M. Carlton                N/A                N/A             N/A               $56,000 (3)
-------------------------------------------------------------------------------------------------------
A. Benton Cocanougher            N/A                N/A             N/A               $57,000 (3)
-------------------------------------------------------------------------------------------------------
Mark T. Finn                     N/A                N/A             None              $63,250 (3)
-------------------------------------------------------------------------------------------------------
Riley C. Gilley                  $2,007             None            None              $65,250 (2)
-------------------------------------------------------------------------------------------------------
Stephen Randolph Gross           N/A                N/A             N/A               $59,000 (3)
-------------------------------------------------------------------------------------------------------
Diana R. Harrington              $2,600             None            None              $71,250 (2)
-------------------------------------------------------------------------------------------------------
Susan B. Kerley                  $2,562             None            None              $69,750 (2)
-------------------------------------------------------------------------------------------------------
Alan G. Merten                   N/A                N/A             N/A               $56,000 (3)
-------------------------------------------------------------------------------------------------------
Heath B. McLendon                None               None            None              None (2)
-------------------------------------------------------------------------------------------------------
C. Oscar Morong, Jr.             $3,053             None            None              $92,000 (2)
-------------------------------------------------------------------------------------------------------
R. Richardson Pettit             N/A                N/A             N/A               $59,000 (3)
-------------------------------------------------------------------------------------------------------
E. Kirby Warren                  $2,293             None            None              $62,750 (2)
-------------------------------------------------------------------------------------------------------

-------------------------
(1) Messrs. Berv, Carlton, Cocanougher, Finn, Gilley, Gross, Merten, McLendon, Morong, Pettit and Warren and Mses. Harrington and Kerley are trustees of 33, 14, 14, 32, 43, 14, 14, 31, 47, 14, 47, 38 and 38 funds, respectively, of the family of open-end registered investment companies advised or managed by SSB Citi, Citibank, N.A, or their affiliates.

(2) For the fiscal year ended October 31, 1999.

(3) For the calendar year ended December 31, 1999. Messrs. Berv, Carlton, Cocanougher, Finn, Gross, Merten, and Pettit became Trustees of the Trust effective September 1, 2000, and therefore did not receive compensation from the Trust for the fiscal year ended October 31, 1999.

     As of the date of this Statement of Additional Information, there are no shareholders of the Funds.

     The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

MANAGERS

     SSB Citi provides certain administrative services to the Funds pursuant to separate management agreements (the "Management Agreements"). SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn, is a wholly-owned subsidiary of Citigroup Inc. Unless otherwise terminated, each Management Agreement with the Trust will continue in effect indefinitely as long as after the first two years such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

     SSB Citi provides the Funds with general office facilities and supervises the overall administration of the Funds, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Funds' independent contractors and agents; the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations; and arranging for the maintenance of books and records of the Funds. Trustees, officers, and investors in the Trust are or may be or may become interested in SSB Citi, as directors, officers, employees, or otherwise and directors, officers and employees of SSB Citi are or may become similarly interested in the Trust.

     Each Management Agreement provides that SSB Citi may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Trust, when authorized either by a vote of a majority of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board of Trustees of the Trust, or by SSB Citi on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Management Agreement with the Trust provides that neither SSB Citi nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.

     The Funds pay the following aggregate management fees, which are accrued daily and paid monthly and are based on each Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year:

     ------------------------------------------------------------
     Citi Fortune 500 Index Fund         0.34%
     ------------------------------------------------------------
     Citi Fortune e-50 Index Fund        0.50%
     ------------------------------------------------------------

     State Street, through its State Street Global Advisors division, serves as the Subadviser to each Fund. State Street is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 1999, State Street managed approximately $672 billion in assets. State Street's principal address is Two International Place, Boston, Massachusetts 02110.

     It is the responsibility of the Subadviser to make the day-to-day investment decisions for the Funds, and to place the purchase and sales orders for securities transactions concerning those assets, subject in all cases to the general supervision of SSB Citi. The Subadviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the assets of the Funds and effecting securities transactions concerning those assets.

     Each of the Submanagement Agreements will continue in effect indefinitely as long as after the first two years such continuance is specifically approved at least annually by the Board of Trustees of the Trust as to that Fund or by a vote of a majority of the outstanding voting securities of that Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Submanagement Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Submanagement Agreement.

     Each Submanagement Agreement provides that the Subadviser may render services to others. Each Submanagement Agreement is terminable as to any Fund without penalty on not more than 60 days' nor less than 30 days' written notice by the applicable Fund, when authorized either by a vote of a majority of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board of Trustees of the Trust, or by SSB Citi on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Submanagement Agreement may be terminated by the Subadviser on not less than 90 days' written notice. Each Submanagement Agreement provides that neither the Subadviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for any Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Submanagement Agreement.

     The Funds pay a management fee to the Subadviser at the annual rates equal to the percentages specified below of the aggregate assets of each Fund. SSB Citi retains the aggregate management fee specified above in excess of amounts payable to the Subadviser. SSB Citi pays the Subadviser's fee with respect to a Fund to the extent it exceeds the aggregate management fee specified above.


     ------------------------------------------------------------
     Citi Fortune 500 Index Fund         ____%
     ------------------------------------------------------------
     Citi Fortune e-50 Index Fund        ____%
     ------------------------------------------------------------

     After the first year, the Funds pay a minimum annual management fee to the Subadviser in the amount of $_________, payable only to the extent greater than the amount calculated pursuant to the percentages above.

DISTRIBUTOR

     Salomon Smith Barney, 388 Greenwich Street, New York, New York 10013, serves as the Distributor of each Fund's shares pursuant to Distribution Agreements with the Trust with respect to each class of shares of the Funds (the "Distribution Agreements"). Under the Distribution Agreements, Salomon Smith Barney is obligated to use its best efforts to sell shares of the Funds.

     The Distribution Agreements are terminable with or without cause, without penalty, on 60 days' notice by the Board of Trustees of the Trust or by vote of holders of a majority of the relevant Fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, each Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trust's Board of Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the relevant Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Board members of the Trust who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements will terminate automatically in the event of their assignment, as defined in the 1940 Act and the rules and regulations thereunder.

     The Smith Barney Index Shares of the Funds have adopted a Service Plan (the "Service Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Smith Barney Index Shares of a Fund may pay the Distributor, a broker-dealer or financial institution that has entered into a service agreement with the Distributor concerning the Smith Barney Index Shares of the Funds or others a monthly distribution and service fee at an annual rate not to exceed 0.20% of the average daily net assets represented by the Smith Barney Index Shares of a Fund.

     The Service Plan permits the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Smith Barney Index Shares of each Fund will pay the fees to the Distributor, and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Service Plan for the Smith Barney Index Shares of each Fund, the Trustees will review the Service Plan and the expenses for each Fund separately.

     The Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "Qualified Trustees"). The Service Plan requires that the Trust and the Distributor provide to the Board of Trustees, and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. The Service Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of such Qualified Trustees then in office. The Service Plan may be terminated with respect to the Smith Barney Index Shares of any Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities representing the Smith Barney Index Shares of that Fund. The Service Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding securities representing the Smith Barney Index Shares of that Fund and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

CODE OF ETHICS

     The Trust, the Manager, the Subadviser and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

EXPENSES

     In addition to amounts payable under the Management Agreements, Submanagement Agreements and the Service Plan, each Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with SSB Citi or the Distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums. The Prospectuses for the Funds contain more information about the expenses of each Fund.

TRANSFER AGENT AND CUSTODIAN

     The Trust has entered into a Transfer Agency and Service Agreement with Citi Fiduciary Trust Company ("Citi Fiduciary") pursuant to which Citi Fiduciary acts as transfer agent for each Fund. Under the Transfer Agency and Service Agreement, Citi Fiduciary maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and distributes dividends and distributions payable by the Funds. For these services, Citi Fiduciary receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a Fund during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citi Fiduciary is 388 Greenwich Street, New York, New York 10013.

     Boston Financial Data Services ("BFDS" or "sub-transfer agent"), P.O. Box 9083, Boston, Massachusetts 02205-9083, serves as the Funds' sub-transfer agent. Under the sub-transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds, and distributes dividends and distributions payable by the Funds. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Funds during the month, and is reimbursed for out-of-pocket expenses.

     The Trust has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial and fund accounting services, respectively, are provided for each Fund. Among other things, State Street calculates the daily net asset value for the Funds. Securities may be held by a sub-custodian bank approved by the Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

AUDITORS

     [**__________________**] have been selected to serve as auditors of the Funds and to render opinions on the Funds' financial statements.

COUNSEL

     Bingham Dana LLP, 150 Federal Street, Boston, Massachusetts 02110, is counsel for each Fund.

                       9. PORTFOLIO TRANSACTIONS

     SSB Citi and/or the Subadviser trade securities for a Fund if they believe that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective. Changes in the Fund's investments are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. Specific decisions to purchase or sell securities for each Fund are made by one or more portfolio managers who are employees of SSB Citi or the Subadviser and who are appointed and supervised by senior officers of SSB Citi or by the Subadviser. The portfolio managers may serve other clients in a similar capacity.

     In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to a Fund and/or the other accounts over which SSB Citi, the Subadviser or their affiliates exercise investment discretion. SSB Citi and the Subadviser are authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if SSB Citi or the Subadviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which SSB Citi, the Subadviser and their affiliates have with respect to accounts over which they exercise investment discretion.

     The management fee that each Fund pays to SSB Citi or the Subadviser will not be reduced as a consequence of SSB Citi's or the Subadviser's receipt of brokerage and research services. While such services are not expected to reduce the expenses of SSB Citi or the Subadviser, SSB Citi or the Subadviser would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

     It is possible that certain of the research services received primarily will benefit one or more other accounts for which SSB Citi or the Subadviser exercises investment discretion. Conversely, a Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts.

     In certain instances there may be securities that are suitable as an investment for a Fund as well as for one or more of SSB Citi's or the Subadviser's other clients. Investment decisions for each Fund and for SSB Citi's or the Subadviser's clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a Fund. When purchases or sales of the same security for a Fund and for other portfolios managed by SSB Citi or the Subadviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

     Because the Funds are newly-offered, they have not paid brokerage commissions as of the date of this Statement of Additional Information.

       10. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series, to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust has reserved the right to create and issue additional series and classes of shares. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences between classes of shares of a series). Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, and shares of a class are entitled to vote separately to approve any distribution or service arrangements relating to that class, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular Fund, only shares of that particular Fund are entitled to vote.

     Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment. (See "Investment Restrictions.")

     The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by a vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or
(ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

     The Funds' transfer agent and/or sub-transfer agent maintains a share register for shareholders of record. Share certificates are not issued.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                            11. TAX MATTERS

TAXATION OF THE FUNDS

     FEDERAL TAXES. Each Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Funds. If a Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary income to shareholders.

     FOREIGN TAXES. Investment income and gains received by a Fund from non-U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income. Each Fund intends to qualify for treaty reduced rates where applicable. It is not possible, however, to determine a Fund's effective rate of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known. It is not expected that any Fund which incurs foreign income taxes will be able to pass through to shareholders foreign tax credits with respect to such foreign taxes.

TAXATION OF SHAREHOLDERS

     TAXATION OF DISTRIBUTIONS. Shareholders of a Fund will generally have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

     Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     DIVIDENDS-RECEIVED DEDUCTION. The portion of each Fund's ordinary income dividends attributable to dividends received in respect of equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments.

     TAX TREATMENT FOR NON-U.S. PERSONS. The Funds will withhold tax payments at a rate of 30% (or any lower applicable tax treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Funds by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

     BACKUP WITHHOLDING. The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Funds may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions and redemption proceeds paid to shareholders who fail to provide this information or who otherwise violate IRS regulations.

     DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

     CERTAIN DEBT INVESTMENTS. Any investment by a Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. An investment by a Fund in residual interests of a CMO that has elected to be treated as a real estate mortgage investment conduit, or "REMIC," can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

     OPTIONS, ETC. Each Fund's transactions in options, futures and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by each Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund intends to limit its activities in options, futures and forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

     FOREIGN INVESTMENTS. The Funds may make non-U.S. investments. Special tax considerations apply with respect to such investments. Foreign exchange gains and losses realized by a Fund will generally be treated as ordinary income and loss. Use of non-U.S. currencies for non-hedging purposes and investment by a Fund in certain "passive foreign investment companies" may have to be limited in order to avoid a tax on a Fund. A Fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each taxable year. This election may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional taxable gain or loss to the Fund.

                       12. FINANCIAL STATEMENTS

     The Funds are newly-offered and have not issued financial statements as of the date of this Statement of Additional Information.

                         13. OTHER INFORMATION

     Neither the Citi FORTUNE 500 Index Fund nor the Citi FORTUNE e-50 Index Fund, nor the shares of the Funds (the "Shares") are sponsored, endorsed, sold or promoted by FORTUNE. FORTUNE makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of either the FORTUNE 500 Index or the FORTUNE e-50 Index to track general stock market performance. FORTUNE's only relationship to SSB Citi or the Funds is the licensing of certain trademarks of FORTUNE and the FORTUNE 500 Index and FORTUNE e-50 Index, which are determined, compiled and calculated by FORTUNE without regard to SSB Citi, the Funds or the Shares. FORTUNE has no obligation to take the needs of SSB Citi or the owners of the Funds into consideration in determining, compiling or calculating the FORTUNE 500 Index or the FORTUNE e-50 Index. FORTUNE is not responsible for and has not participated in any determination or calculation made with respect to issuance, sale or redemption of the Shares. FORTUNE has no obligation or liability in connection with the Funds or the Shares, including but not limited to, the creating, promoting, marketing, selling, redeeming or managing of the Funds or the Shares.

     FORTUNE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FORTUNE 500 INDEX OR THE FORTUNE E-50 INDEX OR ANY DATA INCLUDED THEREIN. FORTUNE MAKES NO WARRANTY, EXPRESS OF IMPLIED, AS TO RESULTS TO BE OBTAINED BY SSB CITI, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE FORTUNE 500 INDEX OR THE FORTUNE E-50 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. FORTUNE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE FORTUNE 500 INDEX OR THE FORTUNE E-50 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FORTUNE HAVE ANY LIABILITY FOR ANY DAMAGES, INCLUDING BUT NOT LIMITED TO, SPECIAL PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED
OF THE POSSIBILITY OF SUCH DAMAGES.

                                     PART C

Item 23. Exhibits.

                           *       a(1)      Amended and Restated Declaration of Trust of the Registrant
   **, ***,*******, ********       a(2)      Amendments to the Amended and Restated  Declaration  of Trust of the
                                             Registrant
                  *********,       a(3)      Forms of  Amendments  to the Amended  and  Restated  Declaration  of
                 ***********                 Trust of the Registrant
                and herewith
                         ***       b(1)      Amended and Restated By-Laws of the Registrant
                         ***       b(2)      Amendments to the Amended and Restated By-Laws of the Registrant
                   *********       b(3)      Form  of  Amendment  to the  Amended  and  Restated  By-Laws  of the
                                             Registrant
                                   d(1)      Form of Management Agreement
                                             between the Registrant and SSB
                                             CitiFund Management LLC ("SSBCH"),
                                             as manager to Citi FORTUNE 500
                                             Index Fund and Citi FORTUNE e-50
                                             Index Fund (collectively, the
                                             "Funds")
                                   d(2)      Form of  Sub-Management  Agreement  between the Registrant and State
                                             Street Global Advisers, as sub-manager to the Funds
                  **********       e(1)      Form of  Distribution  Agreement  between the Registrant and Salomon
                and herewith                 Smith Barney, Inc. (the "Distributor"),  as distributor with respect to the Citi Index shares of the Funds
                  **********       e(2)      Form  of   Distribution   Agreement   between  the   Registrant  and
                and herewith                 Distributor  with  respect to the Smith  Barney  Index shares of the
                                             Funds
                         ***       g(1)      Custodian  Contract between the Registrant and State Street Bank and
                                             Trust Company ("State Street"), as custodian
              ********** and       g(2)      Form of Letter Agreement adding the Funds to the Custodian  Contract
                 ***********                 between the Registrant and State Street
                  **********       h(1)      Transfer  Agency  Agreement  with Citi Fiduciary  Trust Company,  as transfer agent
              ********** and       h(2)      Form of Letter  Agreement  adding the Funds to the  Transfer  Agency
                 ***********                 and  Servicing  Agreement  with Citi  Fiduciary  Trust  Company,  as transfer agent
                  **********        i        Opinion and consent of counsel
                 ***********        m        Form of Service Plan of the  Registrant  with respect to the Class A shares of the Funds
                       *****        o        Multiple Class Plan of the Registrant
                   *********       p(1)      Code of Ethics for the Registrant and SSB Citi
                   *********       p(2)      Code of Ethics for Distributor
                and herewith
                    **** and       q(1)      Powers of Attorney for the Registrant
                      ******

---------------------------

                   *    Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  20  to  the
                        Registrant's  Registration  Statement on Form N-1A (File No.  2-90518) as filed with the Securities and Exchange Commission on December 31, 1996.
                  **    Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  25  to  the
                        Registrant's  Registration  Statement on Form N-1A (File No.  2-90518) as filed with the Securities and Exchange Commission on April 18, 1997.
                 ***    Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  26  to  the
                        Registrant's  Registration  Statement on Form N-1A (File No.  2-90518) as filed with the Securities and Exchange Commission on December 30, 1997.
                ****    Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  27  to  the
                        Registrant's  Registration  Statement on Form N-1A (File No.  2-90518) as filed with the Securities and Exchange Commission on February 24, 1998.
               *****    Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  31  to  the
                        Registrant's  Registration  Statement on Form N-1A (File No.  2-90518) as filed with the Securities and Exchange Commission on February 12, 1999.
              ******    Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  35  to  the
                        Registrant's  Registration  Statement on Form N-1A (File No.  2-90518) as filed with the Securities and Exchange Commission on April 16, 1999.
             *******    Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  37  to  the
                        Registrant's  Registration  Statement on Form N-1A (File No.  2-90518) as filed with the Securities and Exchange Commission on December 29, 1999.
            ********    Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  38  to  the
                        Registrant's  Registration  Statement on Form N-1A (File No.  2-90518) as filed with the Securities and Exchange Commission on February 28, 2000.
           *********    Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  39  to  the
                        Registrant's  Registration  Statement on Form N-1A (File No.  2-90518) as filed with the Securities and Exchange Commission on June 2, 2000.
          **********    Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  40  to  the
                        Registrant's  Registration  Statement on Form N-1A (File No.  2-90518) as filed with the Securities and Exchange Commission on June 16, 2000.
         ***********    Incorporated  herein  by  reference  to  Post-Effective  Amendment  No.  41  to  the
                        Registrant's  Registration  Statement on Form N-1A (File No.  2-90518) as filed with the Securities and Exchange Commission on June 30, 2000.

Item 24.  Persons Controlled by or under Common Control with Registrant.

         Not applicable.

Item 25.  Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A; (b) Section 4 of the Distribution Agreements between the Registrant and Salomon Smith Barney, filed as Exhibits hereto; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

         Manager - SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc.) ("SSB Citi") (formerly known as Mutual Management Corp.)

         SSB Citi was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., formerly known as Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "1940 Act").

         The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SSB Citi pursuant to the Investment Advisers Act of 1940 Act (the "Advisers Act") (SEC File No. 801-8314).

Item 27. Principal Underwriters

         (a) Salomon Smith Barney, Inc., the Registrant's distributor, is also the distributor for CitiFunds(SM) International Growth & Income Portfolio, CitiFunds(SM) U.S. Treasury Reserves, CitiFunds(SM) Cash Reserves, CitiFunds(SM) Premium U.S. Treasury Reserves, CitiFunds(SM) Premium Liquid Reserves, CitiFunds(SM) Institutional U.S. Treasury Reserves, CitiFunds(SM) Institutional Liquid Reserves, CitiFunds(SM) Institutional Cash Reserves, CitiFunds(SM) Tax Free Reserves, CitiFunds(SM) Institutional Tax Free Reserves, CitiFunds(SM) California Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves, CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) Intermediate Income Portfolio, CitiFunds(SM) Short-Term U.S. Government Income Portfolio, CitiFunds(SM) New York Tax Free Income Portfolio, CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) California Tax Free Income Portfolio, CitiFunds (SM) Growth & Income Portfolio, CitiFunds(SM) Small Cap Value Portfolio, CitiFunds(SM) Balanced Portfolio, CitiSelect(R) Folio 100 Income, CitiSelect(R) Folio 200 Conservative, CitiSelect(R) Folio 300 Balanced, CitiSelect(R) Folio 400 Growth, CitiSelect(R) Folio 500 Growth Plus, Citi(SM) Nasdaq-100 Index Fund, Citi(SM) Small Cap Index Fund, Citi(SM) U.S. 1000 Index Fund, Citi(SM) Global Titans Index Fund, Citi(SM) Financial Services Index Fund, Citi(SM) Health Science Index Fund, Citi(SM) Technology Index Fund, Citi(SM) U.S. Bond Index Fund, Citi(SM) International Index Portfolio, CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus and CitiFunds(SM) Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Growth Portfolio, Small Cap Growth Portfolio, High Yield Portfolio, U.S. Fixed Income Portfolio, Government Income Portfolio, International Equity Portfolio, Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

         Salomon Smith Barney, Inc. is also the distributor for the following Smith Barney funds: Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities, Smith Barney International Large Cap Fund, Consulting Group Capital Markets Funds, Concert Investment Series, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income

Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Trust, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

         (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

                  (c)      Not applicable.

Item 28.  Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

         NAME                                         ADDRESS

         Salomon Smith Barney, Inc.                   388 Greenwich Street
         (distributor)                                New York, New York 10013

         State Street Bank and Trust Company          1776 Heritage Drive
         (custodian and fund accounting agent)        North Quincy, MA 02171

         Citi Fiduciary Trust Company                 388 Greenwich Street
         (transfer agent)                             New York, New York  10013

         SSB Citi Fund Management LLC                 388 Greenwich Street
         (manager)                                    New York, New York  10013

Item 29.  Management Services.

         Not applicable.

Item 30.  Undertakings.

         Not applicable.

                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 12th day of September, 2000.

                                      CITIFUNDS TRUST I

                                      By:
                                      /s/ Heath B. McLendon
                                      ----------------------------------------

                                      Heath B. McLendon
                                      President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on September 12, 2000.

         Signature                    Title


                                      President, Trustee
     /s/ Heath B. McLendon
     ---------------------------
     Heath B. McLendon

                                      Senior Vice President, Treasurer
     /s/ Lewis E. Daidone
     ----------------------------
     Lewis E. Daidone

                                      Trustee
     /s/ Philip W. Coolidge*
     ----------------------------
     Philip W. Coolidge

                                      Trustee
     /s/ Riley C. Gilley*
     ----------------------------
     Riley C. Gilley

                                      Trustee
     /s/ Diana R. Harrington *
     ----------------------------
     Diana R. Harrington

                                      Trustee
     /s/ Susan B. Kerley*
     ----------------------------
     Susan B. Kerley

                                      Trustee
     /s/ C. Oscar Morong, Jr.*
     ----------------------------
     C. Oscar Morong, Jr.

                                      Trustee
     /s/ E. Kirby Warren*
     ----------------------------
     E. Kirby Warren

     *By: /s/Robert I. Frenkel
     ----------------------------

     Executed by Robert I./ Frenkel
     on behalf of those indicated
     pursuant to Powers of Attorney.

                                 EXHIBIT INDEX

Exhibit
No.:            Description:

    a(3)        Form of Amendments to Registrant's Declaration of Trust
    d(1)        Form of Management  Agreement  between the  Registrant and SSB Citi
                Fund Management LLC, as manager of Citi FORTUNE 500 Index Fund and Citi FORTUNE e-50 Index Fund (collectively, the "Funds")
    d(2)        Form of  Sub-Management  Agreement between the Registrant and State
                Street Global Advisers, as sub-manager of the Funds
    e(1)        Form of Distribution  Agreement  between the Registrant and Salomon
                Smith Barney Inc.  (the  "Distributor"),  as the  Distributor  with respect to the Citi Index Shares of the Funds
    e(2)        Form of  Distribution  Agreement  between  the  Registrant  and the
                Distributor,  as the  Distributor  with respect to the Smith Barney
                Index shares of the Fund
    p(2)        Code of Ethics of the Distributor
